UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10543

Name of Fund: BlackRock Core Bond Trust (BHK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Core Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 05/31/2016

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2016 (Unaudited)	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Common Stocks — 0.0%		Shares	Value
Oil, Gas & Consumable Fuels — 0.0%
Denbury Resources, Inc. (a)		35,640	$136,501

Asset-Backed Securities		Par (000)
Asset-Backed Securities — 11.1%
ALM VI Ltd., Series 2012-6A, Class B2R, 3.43%, 7/15/26 (b)(c)	USD	1,000	975,000
Apidos CDO, Series 2012-9AR, Class DR, 4.53%, 7/15/23 (b)(c)		1,400	1,332,055
Apidos CDO XI, Series 2012-11A, Class D, 4.88%, 1/17/23 (b)(c)		1,200	1,154,530
Apidos CLO XIX, Series 2014-19A, Class D, 4.38%, 10/17/26 (b)(c)		1,000	905,655
Ares CLO Ltd., Series 2014-32A, Class C, 4.83%, 11/15/25 (b)(c)		1,250	1,144,804
Ares XXIII CLO Ltd., Series 2012-1AR (b)(c):
Class CR, 3.83%, 4/19/23		4,000	4,014,708
Class DR, 4.78%, 4/19/23		3,000	2,915,637
Atrium CDO Corp., Series 9A, Class D, 4.14%, 2/28/24 (b)(c)		1,500	1,404,533
Babson CLO Ltd., Series 2012-1X, Class B, 3.13%, 4/15/22 (b)		1,000	982,137
Battalion CLO VII Ltd., Series 2014-7A, Class C, 4.53%, 10/17/26 (b)(c)		1,000	810,895
Bowman Park CLO Ltd., Series 2014-1A, Class D2, 4.60%, 11/23/25 (b)(c)		3,000	2,708,683
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		2,210	2,334,315
CIFC Funding Ltd. (b)(c):
Series 2012-1AR, Class B1R, 4.78%, 8/14/24		1,500	1,456,658
Series 2013-IA, Class B, 3.44%, 4/16/25		1,000	975,230
Series 2014-4A, Class D, 4.03%, 10/17/26		2,000	1,746,184
Series 2015-1A, Class C, 3.64%, 1/22/27		1,000	979,203
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, 0.59%, 1/25/37 (b)		589	564,166
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (c)		3,925	3,868,246
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.43%, 10/15/26 (b)(c)		1,000	977,317
Ford Credit Floorplan Master Owner Trust, Series 2012-2:
Class B, 2.32%, 1/15/19		490	492,260

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Ford Credit Floorplan Master Owner Trust, Series 2012-2 (continued):
Class C, 2.86%, 1/15/19	USD	210	$211,527
Class D, 3.50%, 1/15/19		400	404,090
Galaxy XV CLO Ltd., Series 2013-15A, Class C, 3.23%, 4/15/25 (b)(c)		1,000	973,012
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.14%, 10/29/26 (b)(c)		1,000	894,407
Highbridge Loan Management Ltd., Series 5A-2015, Class C1, 3.84%, 1/29/26 (b)(c)		4,000	3,964,811
Limerock CLO III LLC, Series 2014-3A, Class C, 4.23%, 10/20/26 (b)(c)		3,750	3,308,145
Madison Park Funding IX Ltd., Series 2012-9AR, Class DR, 4.48%, 8/15/22 (b)(c)		1,200	1,140,467
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.88%, 1/27/26 (b)(c)		1,800	1,802,164
Nelnet Student Loan Trust, Series 2006-1, Class A5, 0.76%, 8/23/27 (b)		990	970,040
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 4.38%, 11/14/25 (b)(c)		2,250	1,997,327
Oaktree EIF II Ltd., Series 2015-B1A, Class C, 3.73%, 2/15/26 (b)(c)		1,000	949,931
Octagon Investment Partners XX Ltd., Series 2014-1A (b)(c):
Class C, 3.43%, 8/12/26		750	727,195
Class D, 4.28%, 8/12/26		1,000	927,935
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.28%, 11/14/26 (b)(c)		2,000	1,805,543
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class C1, 3.89%, 11/25/25 (b)(c)		2,000	1,988,296
OneMain Financial Issuance Trust (c):
Series 2015-1A, Class D, 6.63%, 3/18/26		1,075	1,050,084
Series 2015-2A, Class C, 4.32%, 7/18/25		5,000	4,764,130
Series 2015-2A, Class D, 5.64%, 7/18/25		2,500	2,386,590
OZLM Funding III Ltd., Series 2013-3A (b)(c):
Class B, 3.74%, 1/22/25		1,500	1,483,134
Class C, 4.54%, 1/22/25		500	470,041

BLACKROCK CORE BOND TRUST	MAY 31, 2016	1

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
OZLM VII Ltd., Series 2014-7A, Class C, 4.23%, 7/17/26 (b)(c)	USD	470	$415,232
OZLM VIII Ltd., Series 2014-8A, Class C, 4.13%, 10/17/26 (b)(c)		1,750	1,533,302
Regatta V Funding Ltd., Series 2014-1A, Class C, 4.09%, 10/25/26 (b)(c)		2,000	1,751,155
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 0.83%, 6/15/21 (b)		77	76,549
SLM Private Education Loan Trust, Series 2012-A, Class A1, 1.83%, 8/15/25 (b)(c)		118	118,298
SLM Student Loan Trust (c):
Series 2012-A, Class A2, 3.83%, 1/17/45		690	717,071
Series 2014-A, Class B, 3.50%, 11/15/44		500	487,702
Small Business Administration Participation Certificates, Series 1996-20K, Class 1, 6.95%, 11/01/16		8	8,557
SMB Private Education Loan Trust, Series 2015-C, Class C, 4.50%, 9/17/46 (c)		5,900	5,695,466
Sound Point CLO Ltd., Series 2014-3A, Class D, 4.24%, 1/23/27 (b)(c)		1,250	1,097,995
Steele Creek CLO Ltd., Series 2014-1A, Class C, 3.85%, 8/21/26 (b)(c)		2,500	2,472,375
Stewart Park CLO Ltd., Series 2015-1A, Class D, 4.08%, 4/15/26 (b)(c)		1,000	880,470
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 2/25/32		816	812,228
Symphony CLO Ltd., Series 2012-10AR, Class DR, 4.49%, 7/23/23 (b)(c)		1,000	952,821
Symphony CLO VII Ltd., Series 2011-7A, Class E, 4.23%, 7/28/21 (b)(c)		1,500	1,494,404
Venture XIX CLO Ltd., Series 2014-19A, Class C, 3.93%, 1/15/27 (b)(c)		555	551,870
Voya CLO Ltd., Series 2012-2AR, Class CR, 3.58%, 10/15/22 (b)(c)		1,500	1,481,115

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 8/15/22	USD	2,360	$2,421,395

			86,929,090
Interest Only Asset-Backed Securities — 0.1%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (c)		3,597	256,275
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29		8,117	565,185

			821,460
Total Asset-Backed Securities — 11.2%			87,750,550

Corporate Bonds
Aerospace & Defense — 0.6%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (c)		220	182,600
Bombardier, Inc. (c):
7.50%, 3/15/18		42	42,840
5.50%, 9/15/18		196	192,080
6.00%, 10/15/22		89	76,095
7.50%, 3/15/25		200	176,000
KLX, Inc., 5.88%, 12/01/22 (c)		165	162,525
Moog, Inc., 5.25%, 12/01/22 (c)		180	182,925
TransDigm, Inc.:
5.50%, 10/15/20		211	216,011
7.50%, 7/15/21		175	185,337
6.00%, 7/15/22		1,118	1,137,565
6.50%, 7/15/24		198	201,960
6.38%, 6/15/26 (c)(d)		236	236,295
United Technologies Corp., 6.13%, 7/15/38 (e)		1,450	1,903,286

			4,895,519
Air Freight & Logistics — 0.1%
XPO Logistics, Inc.:
7.88%, 9/01/19 (c)		245	254,800
5.75%, 6/15/21	EUR	100	107,450
6.50%, 6/15/22 (c)	USD	625	600,000

			962,250
Airlines — 2.2%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 9/15/24 (c)		1,940	1,872,213
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 7/15/24 (e)		3,958	4,254,828

2	BLACKROCK CORE BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Airlines (continued)
American Airlines Pass-Through Trust (continued):
Series 2015-2, Class A, 4.00%, 9/22/27	USD	1,500	$1,496,250
Series 2015-2, Class AA, 3.60%, 9/22/27		1,500	1,564,200
Continental Airlines Pass-Through Trust:
Series 2010-1, Class B, 6.00%, 7/12/20		570	598,410
Series 2012-3, Class C, 6.13%, 4/29/18		520	546,000
United Airlines Pass-Through Trust:
4.30%, 2/15/27		3,708	3,935,420
Series 2014-2, Class B, 4.63%, 9/03/22		2,615	2,628,178

			16,895,499
Auto Components — 0.4%
CNH Industrial Finance Europe SA, 2.88%, 5/17/23	EUR	175	192,523
Faurecia, 3.63%, 6/15/23		100	113,908
Fiat Chrysler Finance Europe:
4.75%, 3/22/21		100	120,622
4.75%, 7/15/22		100	121,742
FTE Verwaltungs GmbH, 9.00%, 7/15/20		100	116,828
Goodyear Dunlop Tires Europe BV, 3.75%, 12/15/23		100	115,885
Goodyear Tire & Rubber Co.:
6.50%, 3/01/21	USD	650	681,687
5.00%, 5/31/26		46	46,518
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19		652	629,995
Schaeffler Holding Finance BV (f):
(5.75% Cash or 6.50% PIK), 5.75%, 11/15/21	EUR	60	71,486
(6.75% Cash), 6.75%, 11/15/22 (c)	USD	550	606,109

			2,817,303
Automobiles — 0.9%
Ford Motor Co., 4.75%, 1/15/43 (e)		4,255	4,349,767
General Motors Co., 6.25%, 10/02/43		2,506	2,756,422

			7,106,189
Banks — 2.1%
ABN AMRO Bank NV, 5.75% (b)(g)	EUR	200	214,768
Banco de Sabadell SA, 5.63%, 5/06/26		100	112,925

Corporate Bonds		Par (000)	Value
Banks (continued)
Bankia SA, 4.00%, 5/22/24 (b)	EUR	200	$216,930
Barclays Bank PLC, 3.65%, 3/16/25	USD	4,320	4,188,918
CIT Group, Inc.:
5.50%, 2/15/19 (c)		206	215,270
5.38%, 5/15/20		840	879,900
Commerzbank AG:
7.75%, 3/16/21	EUR	100	134,696
4.00%, 3/23/26		28	32,168
Cooperatieve Rabobank UA:
3.88%, 2/08/22	USD	2,780	3,003,873
3.95%, 11/09/22 (e)		1,500	1,547,012
HSBC Holdings PLC, 6.10%, 1/14/42		610	787,053
Intesa Sanpaolo SpA, 2.86%, 4/23/25	EUR	100	110,222
Santander Holdings USA, Inc., 4.50%, 7/17/25	USD	2,000	2,058,208
Wells Fargo & Co., 3.50%, 3/08/22		2,780	2,945,527

			16,447,470
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46		1,320	1,473,549
Horizon Holdings III SASU, 5.13%, 8/01/22	EUR	100	116,689
OI European Group BV, 6.75%, 9/15/20		50	65,507

			1,655,745
Biotechnology — 0.0%
Rapid Holding GmbH, 6.63%, 11/15/20		100	117,385
Building Materials — 0.0%
Buzzi Unicem SpA, 2.13%, 4/28/23		100	111,313
Dry Mix Solutions Investissements SAS, 4.03%, 6/15/21 (b)		100	110,375
HeidelbergCement Finance Luxembourg SA, 3.25%, 10/21/21		64	77,583

			299,271
Building Products — 0.4%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (c)	USD	347	360,880
Building Materials Corp. of America, 6.00%, 10/15/25 (c)		380	403,750

BLACKROCK CORE BOND TRUST	MAY 31, 2016	3

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Building Products (continued)
CPG Merger Sub LLC, 8.00%, 10/01/21 (c)	USD	520	$491,400
Masonite International Corp., 5.63%, 3/15/23 (c)		200	209,000
Ply Gem Industries, Inc., 6.50%, 2/01/22		546	543,270
Standard Industries, Inc. (c):
5.13%, 2/15/21		94	97,525
5.50%, 2/15/23		153	157,590
USG Corp.:
9.75%, 1/15/18		500	558,885
5.50%, 3/01/25 (c)		170	180,625

			3,002,925
Capital Markets — 2.3%
CDP Financial, Inc., 5.60%, 11/25/39 (c)		5,890	7,607,500
E*Trade Financial Corp., 4.63%, 9/15/23		275	275,687
Goldman Sachs Group, Inc., 3.75%, 5/22/25 (e)		8,965	9,232,740
Morgan Stanley, 4.00%, 7/23/25		905	951,310

			18,067,237
Chemicals — 0.6%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (c)		152	161,014
Chemours Co.:
6.63%, 5/15/23		83	74,493
7.00%, 5/15/25		100	87,687
Dow Chemical Co., 4.13%, 11/15/21		700	760,878
Huntsman International LLC:
4.88%, 11/15/20		101	102,767
5.13%, 4/15/21	EUR	100	114,547
Ineos Finance PLC, 4.00%, 5/01/23		100	108,736
Inovyn Finance PLC, 6.25%, 5/15/21		100	115,298
Methanex Corp., 3.25%, 12/15/19	USD	1,650	1,543,506
Momentive Performance Materials, Inc., 3.88%, 10/24/21		301	240,800
Montichem Holdco 3 SA, 5.25%, 6/15/21	EUR	100	111,488
NOVA Chemicals Corp., 5.25%, 8/01/23 (c)	USD	88	88,220
Platform Specialty Products Corp. (c):
10.38%, 5/01/21		37	37,740
6.50%, 2/01/22		909	807,306
PQ Corp., 6.75%, 11/15/22 (c)		214	223,095

Corporate Bonds		Par (000)	Value
Chemicals (continued)
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	100	$98,748
WR Grace & Co-Conn (c):
5.13%, 10/01/21	USD	97	100,576
5.63%, 10/01/24		80	84,600

			4,861,499
Commercial Services & Supplies — 0.7%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		166	170,980
ADT Corp.:
3.50%, 7/15/22		255	233,962
4.13%, 6/15/23		110	102,300
Aramark Services, Inc., 5.13%, 1/15/24 (c)		92	95,450
Aviation Capital Group Corp. (c):
4.63%, 1/31/18		1,300	1,330,875
7.13%, 10/15/20		1,800	2,038,500
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (c)		214	203,300
Iron Mountain, Inc.:
6.00%, 10/01/20 (c)		175	184,625
6.00%, 8/15/23		80	83,400
Mobile Mini, Inc.:
7.88%, 12/01/20		330	343,200
5.88%, 7/01/24 (c)		267	273,675
Silk Bidco AS, 7.50%, 2/01/22	EUR	100	114,603
United Rentals North America, Inc.:
7.38%, 5/15/20	USD	163	169,520
7.63%, 4/15/22		87	92,546
5.75%, 11/15/24		140	140,350
Verisure Holding AB, 6.00%, 11/01/22	EUR	100	119,332

			5,696,618
Communications Equipment — 0.5%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	USD	1,575	1,669,500
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (c)		340	345,950
CommScope, Inc., 4.38%, 6/15/20 (c)		250	257,500
Nokia OYJ, 6.63%, 5/15/39		135	143,437
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		904	928,860
6.38%, 5/15/25		278	289,120

			3,634,367
Computer Services Software & Systems — 0.0%
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (c)		13	11,375

4	BLACKROCK CORE BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value
Computer Technology — 0.0%
Western Digital Corp., 7.38%, 4/01/23 (c)	USD	129	$134,160
Construction & Engineering — 0.7%
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (c)		382	322,790
ITR Concession Co. LLC, 4.20%, 7/15/25 (c)		4,000	4,113,024
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (c)		505	510,050
Swissport Investments SA, 6.75%, 12/15/21	EUR	100	114,881

			5,060,745
Construction Materials — 0.5%
American Tire Distributors, Inc., 10.25%, 3/01/22 (c)	USD	164	142,065
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		313	331,780
HD Supply, Inc.:
7.50%, 7/15/20		962	1,014,910
5.25%, 12/15/21 (c)		1,170	1,231,425
5.75%, 4/15/24 (c)		667	693,680
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	157	181,019
PulteGroup, Inc., 5.50%, 3/01/26	USD	158	161,062
Rexel SA, 3.50%, 6/15/23	EUR	100	113,490

			3,869,431
Consumer Finance — 2.0%
Ally Financial, Inc.:
6.25%, 12/01/17	USD	320	332,800
4.63%, 3/30/25		430	428,925
8.00%, 11/01/31		2,498	2,935,150
Capital One Financial Corp., 4.75%, 7/15/21 (e)		1,935	2,131,946
Corivas Campus Living USG LLC, 5.30%, 7/01/50		5,700	5,953,080
Ford Motor Credit Co. LLC:
8.13%, 1/15/20		1,530	1,817,689
4.25%, 9/20/22		1,600	1,696,119
Navient Corp.:
5.00%, 10/26/20		180	168,300
6.13%, 3/25/24		59	51,975
5.88%, 10/25/24		56	47,880
OneMain Financial Holdings LLC (c):
6.75%, 12/15/19		67	67,670
7.25%, 12/15/21		23	23,115

			15,654,649

Corporate Bonds	Par (000)		Value
Containers & Packaging — 0.5%
Ardagh Packaging Finance PLC, 9.13%, 10/15/20 (c)	USD	1,045	$1,095,160
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.75%, 1/31/21 (c)		200	201,500
3.88%, 5/15/21 (b)(c)		200	200,500
4.25%, 1/15/22	EUR	100	113,351
6.75%, 5/15/24		100	112,934
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (c):
4.63%, 5/15/23	USD	271	269,645
7.25%, 5/15/24		435	443,700
Ball Corp.:
4.38%, 12/15/20		152	158,840
5.00%, 3/15/22		120	125,400
4.38%, 12/15/23	EUR	100	120,272
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23	USD	265	267,981
Crown European Holdings SA, 3.38%, 5/15/25	EUR	100	112,344
JH-Holding Finance SA, 8.25%, 12/01/22 (f)		100	118,564
Sappi Papier Holding GmbH, 4.00%, 4/01/23		100	113,491
Sealed Air Corp. (c):
6.50%, 12/01/20	USD	480	547,200
4.88%, 12/01/22		55	56,238
5.13%, 12/01/24		102	104,805
6.88%, 7/15/33		18	18,900

			4,180,825
Diversified Consumer Services — 0.1%
APX Group, Inc.:
6.38%, 12/01/19		32	31,680
8.75%, 12/01/20		75	68,250
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (c)		225	234,563
Service Corp. International:
4.50%, 11/15/20		410	420,762
5.38%, 5/15/24		110	113,850

			869,105
Diversified Financial Services — 5.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20		680	703,800
5.00%, 10/01/21		500	523,750
4.63%, 7/01/22		230	235,750
Aircastle Ltd.:
6.25%, 12/01/19		353	386,094

BLACKROCK CORE BOND TRUST	MAY 31, 2016	5

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Aircastle Ltd. (continued):
5.00%, 4/01/23	USD	91	$93,048
Bank of America Corp.:
5.63%, 7/01/20 (e)		2,200	2,458,568
3.30%, 1/11/23		10,000	10,180,580
Deutsche Bank AG, 4.50%, 5/19/26	EUR	100	110,504
FMR LLC, 4.95%, 2/01/33 (c)(e)	USD	2,300	2,441,218
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	100	146,486
General Electric Capital Corp., 6.15%, 8/07/37	USD	2,150	2,923,690
General Electric Co.:
6.75%, 3/15/32 (e)		2,500	3,457,782
6.88%, 1/10/39		135	197,582
General Motors Financial Co., Inc., 4.25%, 5/15/23		807	824,748
HSBC Holdings PLC, 6.88% (b)(d)(g)		200	201,500
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23		470	497,824
International Lease Finance Corp.:
8.25%, 12/15/20		150	176,438
5.88%, 8/15/22		320	349,200
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (c)		595	559,300
Moody’s Corp., 4.50%, 9/01/22 (e)		1,800	1,982,714
MSCI, Inc., 5.75%, 8/15/25 (c)		60	63,150
Northern Trust Corp., 3.95%, 10/30/25 (e)		8,000	8,716,224
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19		530	545,237
9.88%, 8/15/19		370	384,337
5.75%, 10/15/20		194	200,063
6.88%, 2/15/21		470	487,625
8.25%, 2/15/21		200	207,760
UBS Group AG, Series ., 6.88% (b)(g)		200	197,099
UniCredit SpA:
6.95%, 10/31/22	EUR	140	179,810
5.75%, 10/28/25 (b)		107	127,008

			39,558,889
Diversified Telecommunication Services — 3.4%
AT&T, Inc.:
6.38%, 3/01/41	USD	520	611,110
5.15%, 3/15/42		1,400	1,458,748
4.75%, 5/15/46		2,710	2,691,531
CenturyLink, Inc., 6.45%, 6/15/21		280	284,200
Frontier Communications Corp.:
7.13%, 3/15/19		115	122,188
7.13%, 1/15/23		50	44,625
7.63%, 4/15/24		205	180,913

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Frontier Communications Corp. (continued):
6.88%, 1/15/25	USD	721	$600,232
Level 3 Financing, Inc.:
5.38%, 8/15/22		152	154,280
5.63%, 2/01/23		374	381,947
5.13%, 5/01/23		420	422,100
5.38%, 1/15/24		165	167,921
5.38%, 5/01/25		293	298,186
5.25%, 3/15/26 (c)		223	222,443
SoftBank Group Corp., 5.25%, 7/30/27	EUR	100	116,828
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	70	69,475
6.00%, 9/30/34		265	251,087
7.20%, 7/18/36		105	107,310
Telecom Italia SpA, 3.25%, 1/16/23	EUR	141	165,512
Telecom Italia SpA/Milano, 3.63%, 1/19/24		200	234,987
Verizon Communications, Inc.:
3.50%, 11/01/21 (e)	USD	1,000	1,057,332
6.40%, 2/15/38		6,879	8,389,092
6.55%, 9/15/43		6,751	8,843,412

			26,875,459
Electric Utilities — 5.9%
AES Corp.:
8.00%, 6/01/20		150	175,125
4.88%, 5/15/23		210	207,375
Berkshire Hathaway Energy Co., 6.50%, 9/15/37 (e)		5,515	7,415,441
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	465,317
CMS Energy Corp., 5.05%, 3/15/22 (e)		1,832	2,051,856
Duke Energy Carolinas LLC:
6.10%, 6/01/37		640	829,184
6.00%, 1/15/38 (e)		1,675	2,192,903
4.25%, 12/15/41 (e)		750	808,191
Duke Energy Florida LLC, 6.40%, 6/15/38 (e)		770	1,059,936
E.ON International Finance BV, 6.65%, 4/30/38 (c)		3,100	3,578,448
Electricite de France SA, 5.60%, 1/27/40 (c)		2,800	3,194,246
Florida Power Corp., 6.35%, 9/15/37		2,775	3,810,283
Jersey Central Power & Light Co., 7.35%, 2/01/19		490	550,580
Ohio Power Co., Series D, 6.60%, 3/01/33 (e)		3,000	3,732,171
PacifiCorp, 6.25%, 10/15/37 (e)		1,225	1,638,065

6	BLACKROCK CORE BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
Public Service Co. of Colorado, Series 17, 6.25%, 9/01/37	USD	2,550	$3,493,480
Southern California Edison Co.:
5.63%, 2/01/36 (e)		1,300	1,650,565
Series A, 5.95%, 2/01/38		2,175	2,858,911
Southern Co., 3.25%, 7/01/26		1,680	1,699,486
Virginia Electric & Power Co., Series A, 6.00%, 5/15/37 (e)		3,920	5,021,348

			46,432,911
Electrical Equipment — 0.0%
Trionista TopCo GmbH, 6.88%, 4/30/21	EUR	110	128,786
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22	USD	370	388,500
5.00%, 9/01/23		519	521,595
5.50%, 12/01/24		228	234,270

			1,144,365
Energy Equipment & Services — 0.9%
Ensco PLC:
4.70%, 3/15/21		50	39,250
4.50%, 10/01/24		189	118,125
5.20%, 3/15/25		196	130,242
Enterprise Products Operating LLC, 6.13%, 10/15/39 (e)		1,400	1,539,191
EOG Resources, Inc., 2.63%, 3/15/23		3,800	3,715,625
Gates Global LLC/Gates Global Co., 6.00%, 7/15/22 (c)		98	85,970
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		142	132,060
6.75%, 8/01/22		155	147,250
GrafTech International Ltd., 6.38%, 11/15/20		600	399,000
Noble Holding International Ltd.:
4.63%, 3/01/21		25	18,875
6.95%, 4/01/25		65	47,613
Transocean, Inc.:
6.00%, 3/15/18		120	116,400
7.38%, 4/15/18		20	19,475
7.13%, 12/15/21		285	210,187
5.05%, 10/15/22		102	64,260

			6,783,523
Food & Staples Retailing — 0.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.63%, 6/15/24 (c)		177	181,204

Corporate Bonds		Par (000)	Value
Food & Staples Retailing (continued)
Casino Guichard Perrachon SA:
5.98%, 5/26/21	EUR	100	$128,558
3.31%, 1/25/23		100	117,482
3.25%, 3/07/24		100	115,311
Dollar Tree, Inc., 5.75%, 3/01/23 (c)	USD	1,560	1,647,750
Rite Aid Corp.:
6.75%, 6/15/21		258	271,545
6.13%, 4/01/23 (c)		905	957,038
7.70%, 2/15/27		215	258,538

			3,677,426
Food Products — 0.3%
Acosta, Inc., 7.75%, 10/01/22 (c)		445	429,425
Aramark Services, Inc., 5.13%, 1/15/24		311	322,662
Pinnacle Foods Finance Corp., 5.88%, 1/15/24 (c)		42	44,100
Post Holdings, Inc.:
6.75%, 12/01/21 (c)		68	71,740
7.38%, 2/15/22		288	304,200
7.75%, 3/15/24 (c)		308	334,565
8.00%, 7/15/25 (c)		277	307,470
Smithfield Foods, Inc., 5.88%, 8/01/21 (c)		338	352,365
TreeHouse Foods, Inc., 6.00%, 2/15/24 (c)		89	93,673
WhiteWave Foods Co., 5.38%, 10/01/22		119	127,181

			2,387,381
Forest Products — 0.0%
Darling Global Finance BV, 4.75%, 5/30/22	EUR	100	113,760
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (c)	USD	167	159,485

			273,245
Gas Utilities — 0.0%
ONEOK, Inc.:
4.25%, 2/01/22		45	40,500
7.50%, 9/01/23		90	92,930

			133,430
Health Care Equipment & Supplies — 0.3%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (c)		185	151,006
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (c)		785	704,538
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24 (c)		165	171,394
Fresenius US Finance II, Inc., 4.50%, 1/15/23 (c)		170	175,100

BLACKROCK CORE BOND TRUST	MAY 31, 2016	7

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (continued)
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 2/15/21 (c)	USD	63	$67,585
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23 (c)		199	187,060
Teleflex, Inc.:
3.88% (g)(h)		100	262,000
5.25%, 6/15/24		170	175,950
4.88%, 6/01/26		64	64,160

			1,958,793
Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/23		456	463,410
6.50%, 3/01/24 (c)		41	42,549
Amsurg Corp., 5.63%, 7/15/22		518	525,770
Centene Escrow Corp. (c):
5.63%, 2/15/21		401	417,040
6.13%, 2/15/24		308	324,364
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		101	102,880
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		661	669,923
ExamWorks Group, Inc., 5.63%, 4/15/23		145	155,513
HCA, Inc.:
3.75%, 3/15/19		264	271,920
6.50%, 2/15/20		652	717,200
4.75%, 5/01/23		1,632	1,664,640
5.88%, 2/15/26		284	293,940
HealthSouth Corp.:
5.75%, 11/01/24		486	492,682
5.75%, 9/15/25		351	354,510
2.00%, 12/01/43 (h)		225	266,766
Hologic, Inc., 5.25%, 7/15/22 (c)		580	606,825
MEDNAX, Inc., 5.25%, 12/01/23 (c)		134	137,099
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (c)(d)		204	209,610
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (c)		252	259,404
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (c)		48	48,240
Tenet Healthcare Corp.:
6.25%, 11/01/18		159	168,143
6.00%, 10/01/20		324	341,010
4.50%, 4/01/21		21	21,131
4.38%, 10/01/21		112	111,160
8.13%, 4/01/22		472	474,950
6.75%, 6/15/23		565	531,100

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc., 3.75%, 7/15/25	USD	1,375	$1,483,336

			11,155,115
Hotels, Restaurants & Leisure — 2.8%
Boyd Gaming Corp., 6.88%, 5/15/23		222	232,767
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20		1,696	1,708,720
Cirsa Funding Luxembourg SA, 5.75%, 5/15/21	EUR	100	114,464
CPUK Finance, Ltd., 7.00%, 2/28/20	GBP	100	151,932
ESH Hospitality, Inc., 5.25%, 5/01/25 (c)	USD	590	572,300
GLP Capital LP / GLP Financing II, Inc., 4.38%, 4/15/21		122	125,050
International Game Technology PLC, 4.75%, 2/15/23	EUR	100	116,550
McDonald’s Corp., 3.70%, 1/30/26	USD	510	542,450
MGM Resorts International:
8.63%, 2/01/19		96	108,720
5.25%, 3/31/20		320	331,200
6.75%, 10/01/20		129	140,352
6.63%, 12/15/21		710	765,913
6.00%, 3/15/23		9	9,405
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., 5.63%, 5/01/24 (c)		663	696,150
New Red Finance, Inc., 6.00%, 4/01/22 (c)		640	663,200
Pinnacle Entertainment, Inc., 5.63%, 5/01/24 (c)		46	44,965
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	100	144,485
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	116,292
Punch Taverns Finance B, Ltd., Series A7, 5.27%, 3/30/24	GBP	64	79,755
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21	USD	500	510,000
Sabre GLBL, Inc. (c):
5.38%, 4/15/23		82	83,845
5.25%, 11/15/23		85	86,806
Scientific Games International, Inc.:
7.00%, 1/01/22 (c)		260	262,600
10.00%, 12/01/22		64	51,840
Six Flags Entertainment Corp., 5.25%, 1/15/21 (c)		434	449,459
Snai SpA, 7.63%, 6/15/18	EUR	100	116,272

8	BLACKROCK CORE BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC, 7.50%, 3/01/21	USD	570	$599,925
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	2,730	4,048,290
Series A4, 5.66%, 6/30/27		1,136	1,620,441
Series M, 7.40%, 3/28/24		3,000	4,199,572
Series N, 6.46%, 3/30/32		2,390	2,928,577
Vougeot Bidco PLC, 7.88%, 7/15/20		100	151,367
Yum! Brands, Inc.:
3.75%, 11/01/21	USD	46	44,390
3.88%, 11/01/23		20	18,400

			21,836,454
Household Durables — 0.4%
Beazer Homes USA, Inc., 6.63%, 4/15/18		80	81,622
CalAtlantic Group Inc., 8.38%, 1/15/21		90	105,525
Century Communities, Inc., 6.88%, 5/15/22		460	445,050
DR Horton, Inc., 4.00%, 2/15/20		220	227,150
Lennar Corp.:
4.75%, 11/15/22		430	426,775
4.88%, 12/15/23		85	83,937
4.75%, 5/30/25		180	176,400
Meritage Homes Corp., 4.50%, 3/01/18		340	346,800
Project Homestake Merger Co., 8.88%, 3/01/23 (c)		155	159,650
PulteGroup, Inc., 6.38%, 5/15/33		330	334,950
TRI Pointe Group, Inc., 4.88%, 7/01/21		125	125,156
TRI Pointe Holdings, Inc.:
4.38%, 6/15/19		10	10,000
5.88%, 6/15/24		250	249,375
William Lyon Homes, Inc., 8.50%, 11/15/20		240	249,600

			3,021,990
Household Products — 0.2%
Prestige Brands, Inc., 6.38%, 3/01/24 (c)		109	114,722
Spectrum Brands, Inc.:
6.38%, 11/15/20		400	419,500
6.63%, 11/15/22		695	740,613
5.75%, 7/15/25		10	10,450
Tempur Sealy International, Inc., 5.50%, 6/15/26 (c)		91	91,455

			1,376,740

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.:
6.00%, 1/15/22 (c)	USD	274	$287,357
5.88%, 1/15/24 (c)		194	203,215
5.50%, 2/01/24		260	251,469
5.75%, 1/15/25		105	101,587
Dynegy, Inc.:
6.75%, 11/01/19		470	471,175
7.38%, 11/01/22		101	97,465
NRG Energy, Inc.:
8.25%, 9/01/20		20	20,750
7.88%, 5/15/21		137	142,137
6.63%, 3/15/23		25	24,813
7.25%, 5/15/26 (c)		306	305,235
NRG Yield Operating LLC, 5.38%, 8/15/24		75	72,188
QEP Resources, Inc., 5.38%, 10/01/22		578	537,540

			2,514,931
Industrial Conglomerates — 0.1%
Smiths Group PLC, 3.63%, 10/12/22 (c)		360	363,941
Insurance — 2.4%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25		1,495	1,498,456
American International Group, Inc., 3.75%, 7/10/25		3,380	3,396,356
Aon PLC, 3.88%, 12/15/25		1,445	1,487,727
AXA SA, 5.25%, 4/16/40 (b)	EUR	500	614,460
Five Corners Funding Trust, 4.42%, 11/15/23 (c)(e)	USD	2,050	2,177,280
Hartford Financial Services Group, Inc., 5.13%, 4/15/22		1,860	2,092,437
HUB International Ltd. (c):
9.25%, 2/15/21		117	121,680
7.88%, 10/01/21		418	409,640
Liberty Mutual Group, Inc., 6.50%, 5/01/42 (c)(e)		2,000	2,376,026
Lincoln National Corp., 3.35%, 3/09/25 (e)		1,045	1,020,662
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	400	522,938
Prudential Financial, Inc. (e):
5.90%, 3/17/36	USD	500	581,663
5.70%, 12/14/36		1,625	1,865,492
TMF Group Holding BV, 9.88%, 12/01/19	EUR	100	119,080
Trader Corp., 9.88%, 8/15/18 (c)	USD	100	103,500
Wayne Merger Sub LLC, 8.25%, 8/01/23 (c)		286	283,855

			18,671,252

BLACKROCK CORE BOND TRUST	MAY 31, 2016	9

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds	Par (000)		Value
Internet Software & Services — 0.1%
Blue Coat Holdings, Inc., 8.38%, 6/01/23 (c)	USD	176	$188,980
Equinix, Inc.:
4.88%, 4/01/20		173	179,488
5.88%, 1/15/26		350	364,875
Netflix, Inc., 5.75%, 3/01/24		230	240,350

			973,693
IT Services — 0.5%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (c)		155	155,388
First Data Corp. (c):
5.38%, 8/15/23		581	595,525
7.00%, 12/01/23		1,563	1,584,491
5.00%, 1/15/24		392	391,753
5.75%, 1/15/24		1,489	1,489,000

			4,216,157
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 3.20%, 10/01/22		500	503,870
Thermo Fisher Scientific, Inc., 3.00%, 4/15/23		390	391,500

			895,370
Machinery — 0.0%
Gardner Denver, Inc., 6.88%, 8/15/21 (c)		90	77,175
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	100	115,159

			192,334
Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (c)(e)	USD	2,150	2,419,202
Media — 6.4%
21st Century Fox America, Inc., 7.63%, 11/30/28		385	512,739
Altice Financing SA:
5.25%, 2/15/23	EUR	100	114,742
7.50%, 5/15/26 (c)	USD	200	199,500
Altice Luxembourg SA:
7.25%, 5/15/22	EUR	100	113,212
7.75%, 5/15/22 (c)	USD	435	445,603
7.63%, 2/15/25 (c)		545	538,187
Altice US Finance I Corp. (c):
5.38%, 7/15/23		770	783,768
5.50%, 5/15/26		293	298,860
Altice US Finance II Corp., 7.75%, 7/15/25 (c)		760	788,500
AMC Networks, Inc.:
4.75%, 12/15/22		336	336,000

Corporate Bonds	Par (000)		Value
Media (continued)
AMC Networks, Inc. (continued):
5.00%, 4/01/24	USD	191	$191,478
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		600	616,500
5.13%, 5/01/23 (c)		359	363,488
5.88%, 4/01/24 (c)		383	399,278
5.75%, 2/15/26 (c)		132	135,300
5.50%, 5/01/26 (c)		278	280,780
5.88%, 5/01/27 (c)		770	788,287
Cequel Communications Escrow 1 LLC/Cequel Capital Corp., 6.38%, 9/15/20 (c)		100	101,801
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (c)		409	390,329
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25 (c)		4,000	4,278,492
Clear Channel International BV, 8.75%, 12/15/20 (c)		284	292,520
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		2,577	2,542,331
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22 (e)		2,600	3,636,222
Comcast Corp. (e):
3.38%, 8/15/25		4,500	4,731,687
6.45%, 3/15/37		790	1,050,125
Cox Communications, Inc. (c):
6.95%, 6/01/38		1,000	1,008,737
8.38%, 3/01/39 (e)		3,475	4,077,631
CSC Holdings LLC, 5.25%, 6/01/24		615	553,500
Discovery Communications LLC:
3.25%, 4/01/23		1,850	1,790,349
3.45%, 3/15/25		210	202,936
DISH DBS Corp.:
6.75%, 6/01/21		314	325,241
5.88%, 7/15/22		270	261,225
5.88%, 11/15/24		335	310,046
eircom Finance, Ltd., 9.25%, 5/15/20	EUR	100	117,106
iHeartCommunications, Inc.:
9.00%, 12/15/19	USD	282	221,370
9.00%, 3/01/21		9	6,716
10.63%, 3/15/23		961	711,140
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		267	186,233
6.63%, 12/15/22		131	88,098
5.50%, 8/01/23		272	174,760
8.00%, 2/15/24 (c)		460	468,625

10	BLACKROCK CORE BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Media (continued)
Interpublic Group of Cos., Inc., 3.75%, 2/15/23	USD	2,000	$2,050,524
Lamar Media Corp., 5.75%, 2/01/26 (c)		210	221,025
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	100	122,670
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (c)	USD	218	228,706
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (c)		61	63,440
MDC Partners, Inc., 6.50%, 5/01/24 (c)		336	325,080
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (c)		340	351,900
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (c)		117	119,340
Neptune Finco Corp., 10.13%, 1/15/23 (c)		790	884,800
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (c)		515	526,587
Numericable Group SA:
5.38%, 5/15/22	EUR	112	129,346
6.00%, 5/15/22 (c)	USD	345	343,448
7.38%, 5/01/26 (c)		1,301	1,312,384
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		55	55,894
5.63%, 2/15/24		160	165,600
Sirius XM Radio, Inc., 4.25%, 5/15/20 (c)		463	471,681
TCI Communications, Inc., 7.88%, 2/15/26 (e)		610	851,908
TEGNA, Inc. (c):
4.88%, 9/15/21		50	51,000
5.50%, 9/15/24		165	170,363
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27	EUR	136	154,347
Time Warner, Inc.:
3.60%, 7/15/25 (e)	USD	750	777,627
6.10%, 7/15/40		830	984,660
Tribune Media Co., 5.88%, 7/15/22		514	519,140
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (c)		445	458,906
4.00%, 1/15/25	EUR	100	113,323
3.50%, 1/15/27		100	107,693
Univision Communications, Inc. (c):
5.13%, 5/15/23	USD	1,131	1,139,482

Corporate Bonds		Par (000)	Value
Media (continued)
Univision Communications, Inc. (c) (continued):
5.13%, 2/15/25	USD	390	$387,075
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	100	108,762
Virgin Media Finance PLC, 5.75%, 1/15/25 (c)	USD	515	513,712
Virgin Media Secured Finance PLC:
5.50%, 8/15/26 (c)		200	202,000
4.88%, 1/15/27	GBP	100	137,050
6.25%, 3/28/29		100	145,378
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (c)	USD	520	535,600
Wind Acquisition Finance SA, 7.00%, 4/23/21	EUR	100	106,814
Ziggo Bond Finance BV, 5.88%, 1/15/25 (c)	USD	260	257,400
Ziggo Secured Finance BV, 3.75%, 1/15/25	EUR	100	109,791

			49,637,898
Metals & Mining — 1.1%
Alcoa, Inc.:
5.40%, 4/15/21	USD	340	351,900
5.13%, 10/01/24		445	429,287
Anglo American Capital PLC:
1.75%, 11/20/17	EUR	100	110,598
4.13%, 9/27/22 (c)	USD	200	181,500
3.25%, 4/03/23	EUR	100	99,452
ArcelorMittal:
6.13%, 6/01/18	USD	251	261,981
7.25%, 2/25/22		14	14,630
7.75%, 3/01/41		130	119,600
Constellium NV (c):
8.00%, 1/15/23		650	568,750
5.75%, 5/15/24		250	195,000
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		189	184,275
2.38%, 3/15/18		1,048	1,016,560
3.10%, 3/15/20		105	95,747
4.00%, 11/14/21		90	78,075
3.55%, 3/01/22		431	360,962
3.88%, 3/15/23		564	463,890
5.40%, 11/14/34		278	210,585
5.45%, 3/15/43		149	112,449
Glencore Finance Europe SA, 3.38%, 9/30/20	EUR	100	112,934
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (c)	USD	115	118,163
Kaiser Aluminum Corp., 5.88%, 5/15/24 (c)		74	75,954
Novelis, Inc., 8.75%, 12/15/20		798	827,925

BLACKROCK CORE BOND TRUST	MAY 31, 2016	11

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Steel Dynamics, Inc.:
5.13%, 10/01/21	USD	550	$560,659
5.25%, 4/15/23		295	302,611
5.50%, 10/01/24		48	49,330
Teck Resources Ltd.:
2.50%, 2/01/18		171	172,282
3.00%, 3/01/19		194	185,755
8.00%, 6/01/21 (c)(d)		185	188,700
3.75%, 2/01/23		66	48,015
8.50%, 6/01/24 (c)(d)		227	232,675
United States Steel Corp., 8.38%, 7/01/21 (c)		215	221,987
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (c)		266	244,055

			8,196,286
Multi-Utilities — 0.3%
Brooklyn Union Gas Co., 3.41%, 3/10/26 (c)		1,880	1,961,301
Multiline Retail — 0.0%
Neiman Marcus Group Ltd., 8.00%, 10/15/21 (c)		350	264,250
Offshore Drilling & Other Services — 0.1%
Lam Research Corp., 3.90%, 6/15/26 (d)		460	468,188
Oil, Gas & Consumable Fuels — 3.9%
Alberta Energy Co. Ltd., 7.38%, 11/01/31		49	46,973
California Resources Corp., 8.00%, 12/15/22 (c)		672	490,560
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		525	513,187
Cenovus Energy, Inc.:
5.70%, 10/15/19		30	30,694
3.00%, 8/15/22		25	22,255
3.80%, 9/15/23		70	62,447
6.75%, 11/15/39		109	104,742
5.20%, 9/15/43		15	11,863
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (c)		278	284,950
Chesapeake Energy Corp.:
3.88%, 4/15/19 (b)		273	200,484
6.63%, 8/15/20		35	22,925
8.00%, 12/15/22 (c)		127	102,235
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36 (e)		685	770,993
CONSOL Energy, Inc.:
5.88%, 4/15/22		889	724,535
8.00%, 4/01/23		133	114,380

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc.:
5.00%, 9/15/22	USD	214	$202,230
4.50%, 4/15/23		133	121,113
3.80%, 6/01/24		460	401,350
4.90%, 6/01/44		110	90,475
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/01/23 (c)		20	18,700
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (c)		610	631,350
Denbury Resources, Inc., 9.00%, 5/15/21 (c)		501	492,859
Diamondback Energy, Inc., 7.63%, 10/01/21		328	348,090
Encana Corp.:
3.90%, 11/15/21		99	88,110
6.50%, 8/15/34		169	149,722
6.63%, 8/15/37		108	95,118
6.50%, 2/01/38		319	281,840
5.15%, 11/15/41		131	96,332
Energy Transfer Equity LP:
5.88%, 1/15/24		464	430,360
5.50%, 6/01/27		193	167,427
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas, Inc.:
6.50%, 11/15/20		90	86,400
6.63%, 5/01/21		90	85,275
Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 6/15/24		55	49,363
Gulfport Energy Corp.:
7.75%, 11/01/20		146	148,190
6.63%, 5/01/23		15	14,738
Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, 4/15/21 (c)		30	30,975
KeySpan Gas East Corp., 5.82%, 4/01/41 (c)(e)		1,010	1,197,217
Marathon Oil Corp., 5.20%, 6/01/45		195	163,799
Marathon Petroleum Corp., 6.50%, 3/01/41 (e)		2,049	2,044,888
Matador Resources Co., 6.88%, 4/15/23		270	271,350
MEG Energy Corp. (c):
6.50%, 3/15/21		560	441,000
7.00%, 3/31/24		735	565,950
Memorial Resource Development Corp., 5.88%, 7/01/22		393	391,526
MidAmerican Energy Co., 5.80%, 10/15/36 (e)		1,500	1,920,213
MidAmerican Energy Holdings Co., 5.95%, 5/15/37 (e)		1,750	2,207,345

12	BLACKROCK CORE BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
NGPL PipeCo LLC (c):
7.12%, 12/15/17	USD	1,719	$1,798,504
7.77%, 12/15/37		87	85,477
Noble Energy, Inc., 5.63%, 5/01/21		309	321,374
Oasis Petroleum, Inc.:
7.25%, 2/01/19		25	23,938
6.50%, 11/01/21		200	180,500
6.88%, 3/15/22 (e)		358	329,360
6.88%, 1/15/23		120	108,300
Parsley Energy LLC/Parsley Finance Corp. (c):
7.50%, 2/15/22		345	364,406
6.25%, 6/01/24		41	41,718
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		94	97,760
QEP Resources, Inc.:
6.88%, 3/01/21		105	105,525
5.25%, 5/01/23		73	67,160
Range Resources Corp.:
5.75%, 6/01/21		213	207,142
5.00%, 8/15/22		53	49,754
5.00%, 3/15/23		185	172,050
Rockies Express Pipeline LLC, 5.63%, 4/15/20 (c)		565	574,887
RSP Permian, Inc., 6.63%, 10/01/22		179	184,817
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		948	968,145
6.25%, 3/15/22		796	813,910
5.63%, 4/15/23		937	946,370
Sanchez Energy Corp.:
7.75%, 6/15/21		322	246,330
6.13%, 1/15/23		603	434,160
Seven Generations Energy Ltd. (c):
8.25%, 5/15/20		705	736,725
6.75%, 5/01/23		15	15,225
SM Energy Co.:
6.13%, 11/15/22		344	314,760
5.00%, 1/15/24		10	8,551
Southwestern Energy Co.:
3.30%, 1/23/18		200	193,000
7.50%, 2/01/18		123	123,615
4.10%, 3/15/22		20	16,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.88%, 2/01/21		49	49,613
6.38%, 8/01/22		60	59,550
5.25%, 5/01/23		10	9,400
6.75%, 3/15/24 (c)		50	49,375

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21	USD	26	$26,845
6.38%, 5/01/24		74	76,220
Weatherford International LLC:
6.35%, 6/15/17		125	126,250
6.80%, 6/15/37		35	23,450
Weatherford International Ltd.:
6.00%, 3/15/18		169	166,465
5.13%, 9/15/20		107	86,670
4.50%, 4/15/22		75	58,125
6.50%, 8/01/36		50	32,375
7.00%, 3/15/38		55	36,850
5.95%, 4/15/42		107	68,213
Western Gas Partners LP, 5.38%, 6/01/21		1,425	1,435,273
Whiting Petroleum Corp.:
5.00%, 3/15/19		24	21,600
1.25%, 4/01/20 (c)(h)		881	669,560
5.75%, 3/15/21		305	258,487
6.25%, 4/01/23		139	114,675
Williams Cos., Inc.:
3.70%, 1/15/23		28	23,590
4.55%, 6/24/24		81	70,673
WPX Energy, Inc.:
5.25%, 1/15/17		30	29,925
7.50%, 8/01/20		50	49,000
6.00%, 1/15/22		224	201,600
8.25%, 8/01/23		125	122,187

			30,132,262
Paper & Forest Products — 0.2%
International Paper Co., 6.00%, 11/15/41		870	972,565
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	100	116,801
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (c)	USD	180	144,000

			1,233,366
Pharmaceuticals — 1.6%
AbbVie, Inc., 3.60%, 5/14/25		870	895,819
Actavis Funding SCS, 4.55%, 3/15/35		2,140	2,115,274
Actavis, Inc., 3.25%, 10/01/22		4,000	4,020,096
DPx Holdings BV, 7.50%, 2/01/22 (c)		75	76,875
Endo Finance LLC, 5.75%, 1/15/22 (c)		95	85,263
Endo Finance LLC/Endo Finco, Inc. (c):
5.88%, 1/15/23		235	202,688
6.00%, 7/15/23		315	275,754

BLACKROCK CORE BOND TRUST	MAY 31, 2016	13

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	100	$117,106
Forest Laboratories, Inc., 5.00%, 12/15/21 (c)	USD	758	831,892
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22		200	204,500
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (c)		795	811,695
NBTY, Inc., 7.63%, 5/15/21 (c)		397	404,940
Valeant Pharmaceuticals International, Inc. (c):
6.75%, 8/15/18		1,133	1,107,507
5.38%, 3/15/20		44	38,830
6.38%, 10/15/20		710	631,900
5.63%, 12/01/21		404	341,380
5.88%, 5/15/23		45	37,913

			12,199,432
Real Estate — 0.3%
AvalonBay Communities, Inc., 3.45%, 6/01/25 (e)		1,535	1,596,878
Prologis LP, 3.75%, 11/01/25		315	330,882

			1,927,760
Real Estate Investment Trusts (REITs) — 1.5%
Corrections Corp. of America, 4.63%, 5/01/23		65	65,975
ERP Operating LP:
3.38%, 6/01/25		1,245	1,291,928
4.50%, 6/01/45		1,155	1,249,115
FelCor Lodging LP:
5.63%, 3/01/23		34	34,680
6.00%, 6/01/25		65	67,112
HCP, Inc. (e):
3.88%, 8/15/24		3,000	2,971,017
4.00%, 6/01/25		2,000	1,987,550
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21		325	336,573
Simon Property Group LP, 4.75%, 3/15/42 (e)		1,670	1,869,635
Ventas Realty LP, 4.13%, 1/15/26		870	910,954
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		550	603,502

			11,388,041
Real Estate Management & Development — 0.7%
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (c)(e)		4,600	4,060,811

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (continued)
Realogy Group LLC/Realogy Co-Issuer Corp. (c):
4.50%, 4/15/19	USD	240	$247,200
5.25%, 12/01/21		1,113	1,151,955
4.88%, 6/01/23 (d)		303	300,349

			5,760,315
Road & Rail — 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(c):
5.13%, 6/01/22		90	82,800
6.38%, 4/01/24		20	19,200
5.25%, 3/15/25		425	372,937
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40 (e)		1,890	2,374,925
Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp. (c)(d):
7.50%, 6/01/22		63	63,315
7.75%, 6/01/24		48	48,120
Hertz Corp., 5.88%, 10/15/20		460	466,325
Lima Metro Line 2 Finance Ltd., 5.88%, 7/05/34 (c)		5,000	5,112,500
Loxam SAS, 3.50%, 5/03/23	EUR	100	112,500

			8,652,622
Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc., 3.90%, 12/15/25	USD	470	505,897
Applied Materials, Inc., 3.90%, 10/01/25		1,155	1,239,288
NXP BV/NXP Funding LLC (c):
4.13%, 6/15/20		420	428,400
5.75%, 3/15/23		260	272,350
ON Semiconductor Corp., Series B, 2.63%, 12/15/26 (h)		250	268,281
QUALCOMM, Inc., 3.45%, 5/20/25		1,950	2,028,749
Sensata Technologies BV, 5.00%, 10/01/25 (c)		350	350,875

			5,093,840
Software — 0.5%
ACI Worldwide, Inc., 6.38%, 8/15/20 (c)		320	330,800
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (c)		210	210,262
Infor US, Inc., 6.50%, 5/15/22		495	454,162
Informatica LLC, 7.13%, 7/15/23 (c)		183	174,308

14	BLACKROCK CORE BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Software (continued)
Nuance Communications, Inc., 5.38%, 8/15/20 (c)	USD	260	$264,225
Oracle Corp., 5.38%, 7/15/40 (e)		1,575	1,888,920
PTC, Inc., 6.00%, 5/15/24		71	73,929
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (c)		557	604,345
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		90	93,600

			4,094,551
Specialty Retail — 0.6%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		490	499,800
Group 1 Automotive, Inc., 5.00%, 6/01/22		430	427,850
Home Depot, Inc., 5.88%, 12/16/36 (e)		1,660	2,157,910
L Brands, Inc., 6.88%, 11/01/35		347	366,085
Michaels Stores, Inc., 5.88%, 12/15/20 (c)		250	260,000
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	100	142,344
Party City Holdings, Inc., 6.13%, 8/15/23 (c)	USD	90	91,800
Penske Automotive Group, Inc.:
5.38%, 12/01/24		371	371,000
5.50%, 5/15/26		127	126,048
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/23		320	336,000
THOM Europe SAS, 7.38%, 7/15/19	EUR	100	118,080

			4,896,917
Technology Hardware, Storage & Peripherals — 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (c)(d):
4.42%, 6/15/21	USD	90	91,797
6.02%, 6/15/26		110	111,197
8.35%, 7/15/46		95	96,708
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (c)		2,995	3,065,437

			3,365,139
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 5/01/23	EUR	100	114,341
Levi Strauss & Co., 5.00%, 5/01/25	USD	120	120,150

Corporate Bonds		Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
Springs Industries, Inc., 6.25%, 6/01/21	USD	36	$36,450

			270,941
Thrifts & Mortgage Finance — 0.0%
Radian Group, Inc., 5.25%, 6/15/20		260	265,200
Tobacco — 1.5%
Altria Group, Inc.:
9.95%, 11/10/38		516	915,492
10.20%, 2/06/39		894	1,616,052
5.38%, 1/31/44 (e)		4,030	4,902,874
BAT International Finance PLC, 3.95%, 6/15/25 (c)		2,000	2,169,796
Reynolds American, Inc.:
4.45%, 6/12/25		635	697,176
7.00%, 8/04/41		1,000	1,194,411

			11,495,801
Trading Companies & Distributors — 0.0%
Travis Perkins PLC, 4.50%, 9/07/23	GBP	100	143,784
Transportation Infrastructure — 0.3%
CEVA Group PLC, 7.00%, 3/01/21 (c)	USD	310	281,325
I 595 Express LLC, 3.31%, 12/31/31		1,601	1,614,443
Onorato Armatori SpA, 7.75%, 2/15/23	EUR	100	109,040
Transurban Finance Co., 4.13%, 2/02/26 (c)	USD	580	603,079

			2,607,887
Wireless Telecommunication Services — 2.0%
America Movil SAB de CV, 2.38%, 9/08/16 (e)		1,595	1,600,321
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23		220	207,350
Crown Castle Towers LLC, 6.11%, 1/15/40 (c)		3,155	3,486,703
Digicel Ltd., 6.00%, 4/15/21 (c)		1,550	1,373,114
GEO Group, Inc.:
5.13%, 4/01/23		265	257,713
6.00%, 4/15/26		42	42,420
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	100	108,644
OTE PLC, 3.50%, 7/09/20		100	111,265
Rogers Communications, Inc., 7.50%, 8/15/38 (e)	USD	2,325	3,067,763
SBA Communications Corp., 5.63%, 10/01/19		138	143,003

BLACKROCK CORE BOND TRUST	MAY 31, 2016	15

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
SBA Tower Trust, 5.10%, 4/15/17 (c)	USD	720	$723,489
Sprint Capital Corp.:
6.90%, 5/01/19		140	130,550
6.88%, 11/15/28		685	511,181
8.75%, 3/15/32		110	89,100
Sprint Communications, Inc.:
9.00%, 11/15/18 (c)		1,360	1,446,700
7.00%, 8/15/20		280	239,546
Sprint Corp.:
7.25%, 9/15/21		240	194,400
7.13%, 6/15/24		148	111,370
7.63%, 2/15/25		25	18,805
T-Mobile USA, Inc.:
6.63%, 4/28/21		490	515,112
6.73%, 4/28/22		130	136,338
6.00%, 3/01/23		250	260,625
6.84%, 4/28/23		40	42,350
6.50%, 1/15/24		240	254,700
6.38%, 3/01/25		480	502,800
6.50%, 1/15/26		309	326,767

			15,902,129
Total Corporate Bonds — 63.1%			493,188,864

Floating Rate Loan Interests (b)
Air Freight & Logistics — 0.0%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		22	19,049
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		23	19,686
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		4	3,394
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		32	27,153

			69,282
Auto Components — 0.1%
Gates Global, Inc., Term Loan B, 4.25%, 7/06/21		372	359,438
Chemicals — 0.0%
MacDermid, Inc., Term Loan B3, 5.50%, 6/07/20		103	103,178
PQ Corp., Term Loan, 5.75%, 11/04/22		124	124,999

			228,177

Floating Rate Loan Interests (b)		Par (000)	Value
Commercial Services & Supplies — 0.0%
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20	USD	119	$116,032
Diversified Consumer Services — 0.0%
Laureate Education, Inc., Term Loan B, 5.00%, 6/15/18		120	116,326
Diversified Telecommunication Services — 0.0%
Telenet International Finance Sarl, Term Loan AD, 4.25%, 6/30/24		128	128,604
Food & Staples Retailing — 0.0%
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		293	293,319
Health Care Equipment & Supplies — 0.1%
Capsugel Holdings US, Inc., Term Loan B, 4.00%, 7/31/21		185	184,456
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		160	151,509

			335,965
Health Care Providers & Services — 0.1%
Envision Healthcare Corp., Term Loan, 7,794.26% - 5.13%, 7/01/22 (c)		365	365,912
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.00%, 5/26/23		215	216,505
Vizient, Inc., 1st Lien Term Loan, 6.25%, 2/13/23		145	146,723

			729,140
Hotels, Restaurants & Leisure — 0.1%
Amaya Holdings BV, 1st Lien Term Loan, 5.00%, 8/01/21		189	182,978
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		423	404,449

			587,427
Household Products — 0.0%
TruGreen Limited Partnership, 1st Lien Term Loan B, 6.50%, 4/13/23		75	75,469
IT Services — 0.0%
First Data Corp., 2021 Extended Term Loan, 4.44%, 3/24/21		260	261,084
Life Sciences Tools & Services — 0.0%
Pharmaceutical Product Development LLC, 1st Lien Term Loan, 4.50%, 8/18/22		60	60,050

16	BLACKROCK CORE BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Floating Rate Loan Interests (b)		Par (000)	Value
Machinery — 0.0%
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19	USD	80	$72,066
Media — 0.1%
Cengage Learning Acquisitions, Inc., 2016 Term Loan B, 5.25%, 5/17/23		181	180,383
Clear Channel Communications, Inc., Term Loan D, 7.20%, 1/30/19		114	87,537
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		111	102,467
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		189	189,379

			559,766
Metals & Mining — 0.1%
FMG Resources August 2006 Property Ltd., Term Loan B, 4.25%, 6/30/19		364	340,777
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., Term Loan A, 1.00%, 10/01/19		106	97,123
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		58	51,417

			148,540
Personal Products — 0.0%
NBTY, Inc., Term Loan B, 5.00%, 5/05/23		105	105,578
Pharmaceuticals — 0.1%
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		191	187,755
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		80	79,865
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 3.71%, 10/20/18		75	74,332
Series E Term Loan B, 4.75%, 8/05/20		63	62,330
Series F1 Term Loan B, 5.00%, 4/01/22		25	24,297

			428,579
Professional Services — 0.0%
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		180	179,213

Floating Rate Loan Interests (b)		Par (000)	Value
Professional Services (continued)
Advantage Sales & Marketing, Inc. (continued):
2014 2nd Lien Term Loan, 7.50%, 7/25/22	USD	94	$89,095

			268,308
Real Estate Investment Trusts (REITs) — 0.0%
MGM Growth Properties LLC, 2016 Term Loan B, 4.00%, 4/25/23		199	200,067
Semiconductors & Semiconductor Equipment — 0.2%
Avago Technologies Cayman Ltd., 2016 Term Loan B1, 4.25%, 2/01/23		943	945,705
Microsemi Corp., 2015 Term Loan B, 5.25%, 1/15/23		43	43,363
ON Semiconductor Corp., Term Loan B, 5.25%, 3/31/23		169	170,092

			1,159,160
Software — 0.1%
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		269	263,816
Informatica Corp., Term Loan, 4.50%, 8/05/22		269	266,013
Solera Holdings, Inc., Term Loan B, 5.75%, 3/03/23		358	359,940

			889,769
Textiles, Apparel & Luxury Goods — 0.0%
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		80	59,204
Wireless Telecommunication Services — 0.0%
T-Mobile USA, Inc., Term Loan B, 3.50%, 11/09/22		303	305,099
Total Floating Rate Loan Interests — 1.0%			7,897,226

Foreign Agency Obligations
Argentine Republic Government International Bond (c):
7.50%, 4/22/26		3,875	4,066,813
7.63%, 4/22/46		3,121	3,191,223
Cyprus Government International Bond, 4.63%, 2/03/20 (c)	EUR	1,210	1,428,835
Iceland Government International Bond, 5.88%, 5/11/22	USD	3,555	4,063,081
Italian Government International Bond, 5.38%, 6/15/33		2,925	3,507,686
Portugal Government International Bond, 5.13%, 10/15/24 (c)		5,870	5,858,788

BLACKROCK CORE BOND TRUST	MAY 31, 2016	17

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Foreign Agency Obligations		Par (000)	Value
Slovenia Government International Bond, 5.85%, 5/10/23 (c)	USD	864	$995,760
Total Foreign Agency Obligations — 3.0%			23,112,186

Municipal Bonds
City of Detroit Michigan, GO, Financial Recovery (b):
Series B-1, 4.00%, 4/01/44		251	96,518
Series B-2, 4.00%, 4/01/44		80	35,514
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Series EE, 5.50%, 6/15/43		930	1,096,042
Series GG, Build America Bonds, 5.72%, 6/15/42		1,390	1,865,853
Water & Sewer System, Series EE, 5.38%, 6/15/43		770	902,517
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40		1,900	2,541,915
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40		2,535	3,409,524
Metropolitan Transportation Authority, RB, Build America Bonds, Series C, 7.34%, 11/15/39		1,295	2,019,928
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 7.06%, 4/01/57		2,000	2,393,260
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39		1,100	1,416,723
5.60%, 3/15/40		1,900	2,496,391
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29		780	992,675
State of California, GO, Build America Bonds, Various Purposes:
7.55%, 4/01/39		280	430,811
7.63%, 3/01/40		1,720	2,639,908
State of Illinois, GO, Pension, 5.10%, 6/01/33		2,000	1,913,060

Municipal Bonds		Par (000)	Value
University of California, RB, Build America Bonds, 5.95%, 5/15/45	USD	885	$1,162,058
Total Municipal Bonds — 3.2%			25,412,697

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.8%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37		931	815,901
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,602	1,528,930
Series 2006-OA21, Class A1, 0.63%, 3/20/47 (b)		1,224	880,619
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.89%, 7/27/36 (b)(c)		1,077	1,070,436
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 3.46%, 6/19/35 (b)		715	705,761
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		124	114,324
Series 2007-4F, Class 3A1, 6.00%, 7/25/37		300	269,827
JPMorgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 8/25/36		112	93,217
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 3.00%, 5/25/36 (b)		797	638,616
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 1.18%, 5/25/47 (b)		260	214,818

			6,332,449
Commercial Mortgage-Backed Securities — 13.3%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.60%, 4/14/33 (b)(c)		4,170	4,164,699
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2007-2, Class A4, 5.62%, 4/10/49 (b)		1,418	1,429,245
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class B, 5.10%, 9/10/46 (b)		7,183	8,121,483

18	BLACKROCK CORE BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48	USD	2,193	$2,209,786
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.09%, 12/10/49 (b)		1,016	1,054,468
Commercial Mortgage Trust:
Series 2006-C7, Class AM, 5.82%, 6/10/46 (b)		341	340,359
Series 2013-CR11, Class B, 5.16%, 10/10/46 (b)		7,000	7,866,354
Series 2013-LC6, Class B, 3.74%, 1/10/46		1,390	1,444,867
Series 2013-LC6, Class D, 4.28%, 1/10/46 (b)(c)		1,670	1,500,118
Series 2015-3BP, Class A, 3.18%, 2/10/35 (c)		7,570	7,799,000
Series 2015-CR22, Class C, 4.13%, 3/10/48 (b)		5,000	4,887,204
Series 2015-LC19, Class C, 4.26%, 2/10/48 (b)		3,500	3,429,569
Core Industrial Trust, Series 2015-TEXW, Class D, 3.85%, 2/10/34 (b)(c)		4,585	4,523,664
Credit Suisse Commercial Mortgage Trust:
Series 2006-C3, Class AM, 6.08%, 6/15/38 (b)		875	874,220
Series 2006-C5, Class AM, 5.34%, 12/15/39		3,500	3,539,265
Series 2010-RR2, Class 2A, 5.94%, 9/15/39 (b)(c)		1,052	1,075,178
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		15	14,781
CSAIL Commercial Mortgage Trust, Series 2015-C1 (b):
Class B, 4.04%, 4/15/50		1,110	1,175,702
Class C, 4.30%, 4/15/50		1,000	978,374
Class D, 3.80%, 4/15/50 (c)		1,000	783,058
DBRR Trust, Series 2011-C32, Class A3A, 5.71%, 6/17/49 (b)(c)		730	676,429
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.38%, 12/15/19 (b)(c)		6,170	6,033,537
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.92%, 7/10/38 (b)		14	13,780

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (c)	USD	2,505	$2,596,891
Hilton USA Trust, Series 2013-HLT, 4.41%, 11/05/30 (c)		5,900	5,925,028
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class D, 5.05%, 11/15/45 (b)(c)		1,600	1,506,381
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A2, 5.12%, 7/15/41		39	39,135
LB-UBS Commercial Mortgage Trust (b):
Series 2007-C6, Class A4, 5.86%, 7/15/40		8,048	8,200,878
Series 2007-C7, Class A3, 5.87%, 9/15/45		2,144	2,247,200
Morgan Stanley Capital I Trust (b):
Series 2007-HQ11, Class A4, 5.45%, 2/12/44		8,000	8,105,902
Series 2014-CPT, Class G, 3.45%, 7/13/29 (c)		3,200	2,845,170
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (c)		431	432,233
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.95%, 2/15/51 (b)		4,180	4,264,763
WF-RBS Commercial Mortgage Trust, Series 2012-C8:
Class B, 4.31%, 8/15/45		1,395	1,491,229
Class C, 4.87%, 8/15/45 (b)		1,795	1,875,324

			103,465,274
Interest Only Collateralized Mortgage Obligations — 0.0%
GSMPS Mortgage Loan Trust, Series 1998-5, 0.00%, 6/19/27 (b)(c)		1,118	11
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Commercial Mortgage Loan Trust, Series 2015-LC21, Class XA, 0.88%, 7/10/48 (b)		19,526	979,100
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class XA, 2.15%, 8/15/45 (b)(c)		11,499	870,626

			1,849,726
Total Non-Agency Mortgage-Backed Securities — 14.3%			111,647,460

BLACKROCK CORE BOND TRUST	MAY 31, 2016	19

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Preferred Securities	Par (000)	Value
Capital Trusts
Banks — 3.7%
Banco Bilbao Vizcaya Argentaria SA, 7.00% (b)(g)	200	$206,557
Banco Popular Espanol SA, 8.25% (b)(g)	200	195,159
Bank of Ireland, 7.38% (b)(g)	200	217,913
BNP Paribas SA, 7.20% (b)(c)(g)	2,000	2,175,400
Capital One Financial Corp., Series E, 5.55% (b)(g)	3,500	3,501,750
Citigroup, Inc.,:
Series D, 5.95% (b)(g)	2,100	2,073,750
Series Q, 5.95% (b)(g)	100	97,625
Series R, 6.13% (b)(g)	605	616,344
Series T, 6.25% (b)(g)	190	196,374
Credit Agricole SA:
6.63% (b)(c)(g)	1,400	1,316,000
7.88% (b)(c)(g)	1,000	980,000
Intesa Sanpaolo SpA, 7.00% (b)(g)	200	215,298
JPMorgan Chase & Co.:
Series Q, 5.15% (b)(g)	3,000	2,951,250
Series U, 6.13% (b)(g)	500	520,600
Series V, 5.00% (b)(g)	6,710	6,483,537
Nordea Bank AB, 6.13% (b)(c)(g)	2,960	2,834,200
Wells Fargo & Co.:
Series S, 5.90% (b)(g)	3,390	3,513,565
Series U, 5.88% (b)(g)	750	802,500

		28,897,822
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series L, 5.70% (b)(g)	792	789,030
Morgan Stanley, Series H, 5.45% (b)(g)	2,627	2,544,092
State Street Capital Trust IV, 1.63%, 6/15/37 (b)	140	113,414
State Street Corp., Series F, 5.25% (b)(g)	2,000	2,052,500

		5,499,036
Diversified Financial Services — 4.1%
Bank of America Corp.:
Series DD, 6.30% (b)(g)	120	127,350
Series V, 5.13% (b)(g)	385	361,900
Series X, 6.25% (b)(g)	4,620	4,729,725
Bank of New York Mellon Corp.:
Series D, 4.50% (b)(e)(g)	8,400	8,043,000
Series E, 4.95% (b)(g)	2,000	2,007,500

Capital Trusts	Par (000)	Value
Diversified Financial Services (continued)
Citigroup, Inc., Series M, 6.30% (b)(g)	4,000	3,995,000
JPMorgan Chase & Co., Series 1, 7.90% (b)(g)	7,000	7,157,500
Macquarie Bank Ltd., 10.25%, 6/20/57 (b)	1,800	1,906,061
Orange SA, 4.00% (b)(g)	100	112,736
Societe Generale SA:
6.00% (b)(c)(g)	3,000	2,730,000
7.88% (b)(c)(g)	1,000	964,532
Telefonica Europe BV, 4.20% (b)(g)	200	222,541

		32,357,845
Electric Utilities — 0.6%
ComEd Financing III, 6.35%	300	317,928
Electricite de France SA, 5.25% (b)(c)(g)	4,200	4,011,000
Gas Natural Fenosa Finance BV, 4.13% (b)(g)	100	109,178

		4,438,106
Industrial Conglomerates — 0.3%
General Electric Co., 5.00% (b)(g)	2,131	2,232,223
Insurance — 1.9%
Allstate Corp:
5.75%, 8/15/53 (b)	2,000	2,055,660
6.50%, 5/15/57 (b)	4,100	4,433,125
Generali Finance BV, 5.48% (b)(g)	100	113,209
Liberty Mutual Group, Inc., 7.00%, 3/07/67 (b)(c)	1,245	1,076,925
MetLife, Inc., 6.40%, 12/15/36	2,554	2,742,383
Voya Financial, Inc., 5.65%, 5/15/53 (b)	4,500	4,224,600

		14,645,902
Total Capital Trusts — 11.3%		88,070,934

Preferred Stocks	Shares
Banks — 1.3%
U.S. Bancorp, 6.00% (b)(g)	300,000	7,941,000
Wells Fargo & Co., 5.85% (b)(g)	75,000	1,986,750

		9,927,750
Capital Markets — 0.4%
Goldman Sachs Group, Inc., Series J, 5.50% (b)(g)	92,000	2,382,800

20	BLACKROCK CORE BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Preferred Stocks		Shares		Value
Capital Markets (continued)
SCE Trust III, 5.75% (b)(g)		25,314		$748,029

				3,130,829
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25% (b)(g)		10,000		46,800
Total Preferred Stocks — 1.7%				13,105,379

Trust Preferred — 0.1%
Diversified Financial Services — 0.1%
Citigroup Capital XIII		29,583		766,923
Total Preferred Securities — 13.1%				101,943,236

U.S. Government Sponsored Agency Securities		Par (000)
Agency Obligations — 1.5%
Fannie Mae, 5.63%, 7/15/37 (e)	USD	1,600		2,246,429
Federal Home Loan Bank (e):
5.25%, 12/09/22		1,375		1,665,301
5.37%, 9/09/24		2,175		2,721,612
Resolution Funding Corp. (i):
0.00%, 4/15/30		6,055		4,127,245
0.00%, 7/15/18 - 10/15/18		1,050		1,026,720

				11,787,307
Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed Securities:
Series 2005-5, Class PK, 5.00%, 12/25/34		238		250,062
Series 1991-87, Class S, 25.50%, 8/25/21 (b)		6		7,576
Series G-49, Class S, 988.42%, 12/25/21 (b)		—	(j)	66
Series G-07, Class S, 1,094.26%, 3/25/21 (b)		—	(j)	348
Series 1991-46, Class S, 2,416.87%, 5/25/21 (b)		—	(j)	1
Freddie Mac Mortgage-Backed Securities (j):
Series 0173, Class RS, 10.11%, 11/15/21 (b)		—	(j)	2

				258,055

U.S. Government Sponsored Agency Securities		Par (000)		Value
Commercial Mortgage-Backed Securities — 0.7%
Freddie Mac, Series K013, Class A2, 3.97%, 1/25/21	USD	1,870		$2,048,241
Freddie Mac Mortgage-Backed Securities, Series 2013-K24, Class B, 3.50%, 11/25/45 (b)(c)		3,500		3,556,490

				5,604,731
Interest Only Collateralized Mortgage Obligations — 1.0%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, 1.20%, 4/25/23 (b)		53		1,431
Series 2012-96, Class DI, 4.00%, 2/25/27		7,648		640,539
Series 2012-M9, Class X1, 4.02%, 12/25/17 (b)		16,348		600,454
Series 2012-47, Class NI, 4.50%, 4/25/42		6,889		1,062,557
Series 089, Class 2, 8.00%, 10/25/18		—	(j)	9
Series 007, Class 2, 8.50%, 4/25/17		—	(j)	4
Series G92-05, Class H, 9.00%, 1/25/22		1		63
Series 094, Class 2, 9.50%, 8/25/21		—	(j)	49
Series 1990-136, Class S, 19.63%, 11/25/20 (b)		2		2
Series 1991-139, Class PT, 648.35%, 10/25/21		—	(j)	1
Series G-10, Class S, 1,058.62%, 5/25/21 (b)		—	(j)	1
Series G-12, Class S, 1,123.62%, 5/25/21 (b)		—	(j)	1
Freddie Mac Mortgage-Backed Securities:
Series K707, Class X1, 1.54%, 12/25/18 (b)		4,799		157,641
Series 2611, Class QI, 5.50%, 9/15/32		766		48,334
Series 1254, Class Z, 8.50%, 4/15/22		23		4,655
Series 1043, Class H, 43.04%, 2/15/21 (b)		2		3

BLACKROCK CORE BOND TRUST	MAY 31, 2016	21

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

U.S. Government Sponsored Agency Securities	Par (000)			Value
Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae Mortgage-Backed Securities (b):
Series 2009-78, Class SD, 5.76%, 9/20/32	USD	6,964		$1,339,260
Series 2009-116, Class KS, 6.04%, 12/16/39		2,867		465,268
Series 2011-52, Class NS, 6.24%, 4/16/41		18,900		3,749,224

				8,069,496
Mortgage-Backed Securities — 5.6%
Fannie Mae Mortgage-Backed Securities:
3.00%, 8/01/43		11,841		12,178,037
4.00%, 12/01/41 - 12/01/43 (e)		7,284		7,831,916
4.50%, 7/01/41 - 4/01/42		16,096		17,561,336
5.00%, 8/01/34		2,663		2,967,307
5.50%, 7/01/16 - 6/01/38		1,416		1,603,786
6.00%, 6/01/16 - 12/01/38 (e)(j)		1,170		1,336,087
Freddie Mac Mortgage-Backed Securities, 6.00%, 6/1/16 - 12/1/18		68		68,330
Ginnie Mae Mortgage-Backed Securities:
5.50%, 8/15/33		59		66,517
8.00%, 7/15/24		—	(j)	246

				43,613,562
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities, 0.00%, 2/25/23 - 6/25/23 (i)		17		16,390
Total U.S. Government Sponsored Agency Securities — 8.9%				69,349,541

U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Bonds (e):
3.00%, 11/15/44	USD	70,500	$75,933,435
2.50%, 2/15/46		55,000	53,468,140
U.S. Treasury Notes, 1.63%, 2/15/26 (e)		15,000	14,702,925
Total U.S. Treasury Obligations — 18.4%			144,104,500
Total Long-Term Investments (Cost — $1,028,377,039) — 136.2%			1,064,542,761

Short-Term Securities — 1.7%		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.42% (k)(l)		12,939,392	12,939,392
Total Short-Term Securities (Cost — $12,939,392) — 1.7%			12,939,392
Options Purchased (Cost — $5,085,664) — 0.6%			4,604,656
Total Investments Before Options Written (Cost — $1,046,402,095) — 138.5%			1,082,086,809
Options Written (Premiums Received — $8,899,128) — (0.8)%			(6,170,813)
Total Investments, Net of Options Written (Cost — $1,037,502,967) — 137.7%			1,075,915,996
Liabilities in Excess of Other Assets — (37.7)%			(294,342,581)

Net Assets — 100.0%			$781,573,415

*	As of May 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,046,057,039

Gross unrealized appreciation	$53,658,623
Gross unrealized depreciation	(17,628,853)

Net unrealized appreciation	$36,029,770

22	BLACKROCK CORE BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Variable rate security. Rate as of period end.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.

(e)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Perpetual security with no stated maturity date.

(h)	Convertible security.

(i)	Zero-coupon bond.

(j)	Amount is less than $500.

(k)	During the period ended May 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at May 31, 2016	Value at May 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	9,920,365	3,019,027	12,939,392	$12,939,392	$32,032

(l)	Current yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADS	American Depositary Shares
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CR	Custodian Receipt
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MBS	Mortgage-Backed Security
MSCI	Morgan Stanley Capital International
NOK	Norwegian Krone
NZD	New Zealand Dollar
OTC	Over-the-Counter
PIK	Payment-In-Kind
RB	Revenue Bonds
SEK	Swedish Krona
USD	U.S. Dollar
ZAR	South African Rand

BLACKROCK CORE BOND TRUST	MAY 31, 2016	23

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.22%	6/02/15	Open	$1,323,001	$1,325,944	U.S. Government Sponsored Agency Securities	Open/Demand[1]
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.22%	6/02/15	Open	830,000	831,846	U.S. Government Sponsored Agency Securities	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	546,875	548,262	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	518,150	519,464	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	994,500	997,022	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	355,781	356,684	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	1,014,125	1,016,697	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	971,438	973,901	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	4,831,250	4,843,503	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	718,875	720,698	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	2,973,750	2,981,292	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	950,950	953,800	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	1,454,375	1,458,734	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	1,104,688	1,107,998	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.75%	12/17/15	Open	1,509,269	1,514,488	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,713,750	1,718,807	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	3,131,250	3,140,491	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,228,500	1,232,125	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	2,028,510	2,034,496	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,693,125	1,698,122	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	4,342,500	4,355,315	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,822,500	1,827,878	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	2,036,475	2,042,485	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,909,860	1,915,496	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,835,000	1,840,415	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,435,225	1,439,461	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	2,019,250	2,025,209	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	2,175,000	2,181,419	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	2,002,725	2,008,635	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	1,448,563	1,452,837	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	4,725,000	4,738,944	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	0.65%	12/18/15	Open	3,995,000	4,006,758	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	0.65%	12/18/15	Open	2,857,000	2,865,408	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	0.65%	12/18/15	Open	3,930,000	3,941,566	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	0.65%	12/18/15	Open	3,529,000	3,539,386	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	0.65%	12/18/15	Open	7,342,000	7,363,608	Capital Trusts	Open/Demand[1]
HSBC Securities (USA), Inc.	0.65%	12/18/15	Open	3,698,000	3,708,883	Corporate Bonds	Open/Demand[1]
HSBC Securities (USA), Inc.	0.65%	12/18/15	Open	4,884,000	4,898,374	Corporate Bonds	Open/Demand[1]
UBS Ltd.	0.75%	2/02/16	Open	2,176,875	2,182,292	Corporate Bonds	Open/Demand[1]
UBS Ltd.	0.75%	2/02/16	Open	2,323,000	2,328,781	Corporate Bonds	Open/Demand[1]

24	BLACKROCK CORE BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
UBS Ltd.	0.75%	2/02/16	Open	$1,729,125	$1,733,428	Corporate Bonds	Open/Demand[1]
UBS Ltd.	0.75%	2/02/16	Open	626,775	628,335	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.64%	2/11/16	Open	687,375	688,719	Corporate Bonds	Open/Demand[1]
UBS Ltd.	0.75%	2/12/16	Open	1,464,375	1,467,731	Corporate Bonds	Open/Demand[1]
Deutsche Bank AG	0.20%	4/22/16	Open	24,156,250	24,168,422	U.S. Treasury Obligations	Open/Demand[1]
BNP Paribas Securites Corp.	0.39%	5/03/16	Open	70,768,750	70,790,217	U.S. Treasury Obligations	Open/Demand[1]
BNP Paribas Securites Corp.	0.46%	5/03/16	Open	1,397,975	1,398,475	U.S. Government Sponsored Agency Securities	Open/Demand[1]
BNP Paribas Securites Corp.	0.46%	5/03/16	Open	850,025	850,329	U.S. Government Sponsored Agency Securities	Open/Demand[1]
BNP Paribas Securites Corp.	0.46%	5/03/16	Open	1,398,375	1,398,875	U.S. Government Sponsored Agency Securities	Open/Demand[1]
BNP Paribas Securites Corp.	0.46%	5/03/16	Open	871,500	871,812	U.S. Government Sponsored Agency Securities	Open/Demand[1]
Credit Agricole Securities (USA) Inc.	0.34%	5/05/16	Open	29,287,500	29,294,545	U.S. Treasury Obligations	Open/Demand[1]
BNP Paribas Securites Corp.	0.32%	5/06/16	Open	14,850,000	14,851,040	U.S. Treasury Obligations	Open/Demand[1]
Bank of Montreal	0.49%	5/11/16	6/13/16	1,294,000	1,294,352	U.S. Government Sponsored Agency Obligations	Up to 30 Days
HSBC Securities (USA), Inc.	0.53%	5/11/16	6/13/16	36,692,000	36,702,804	U.S. Government Sponsored Agency Obligations	Up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.51%	5/11/16	6/13/16	4,314,000	4,315,222	U.S. Government Sponsored Agency Obligations	Up to 30 Days
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	1,198,000	1,198,324	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	803,000	803,217	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	506,000	506,137	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	506,000	506,137	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	837,000	837,227	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	2,483,000	2,483,672	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	970,000	970,263	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	1,053,000	1,053,285	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	1,053,000	1,053,285	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	1,525,000	1,525,413	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	1,012,000	1,012,274	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	2,405,000	2,405,651	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	1,151,875	1,152,187	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	2,405,000	2,405,651	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	1,796,000	1,796,486	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	1,198,000	1,198,324	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	1,960,000	1,960,531	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	1,558,000	1,558,422	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	1,981,000	1,981,537	Corporate Bonds	Open/Demand[1]

BLACKROCK CORE BOND TRUST	MAY 31, 2016	25

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Deutsche Bank AG	2.00%	5/20/16	Open	329,360	329,195	Corporate Bonds	Open/Demand[1]
Total				$307,497,395	$307,829,048

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(45)	German Euro BOBL Futures	June 2016	EUR	6,578,100	$(44)
(60)	German Euro-Bund Futures	June 2016	EUR	10,946,476	1,944
(400)	10-Year U.S. Treasury Note	September 2016	USD	51,875,000	(85,150)
48	10-Year U.S. Ultra Long Treasury Note	September 2016	USD	6,768,750	(437)
205	2-Year U.S. Treasury Note	September 2016	USD	44,670,781	23,860
664	5-Year U.S. Treasury Note	September 2016	USD	79,757,813	51,987
(42)	Long U.S. Treasury Bond	September 2016	USD	6,859,125	(36,246)
140	Ultra Long U.S. Treasury Bond	September 2016	USD	24,517,500	61,988
175	90 Day Euro Future	December 2016	USD	43,211,875	(31,532)
(225)	90 Day Euro Future	December 2016	USD	55,434,375	17,831
45	90 Day Euro Future	March 2016	USD	11,082,375	7,751
Total					$11,952

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,504,038	USD	1,950,000	Citibank N.A.	6/02/16	$(40,497)
AUD	2,660,000	NZD	2,859,989	Morgan Stanley & Co. International PLC	6/03/16	(12,523)
AUD	10,465,000	USD	8,067,102	Bank of America N.A.	6/03/16	(503,821)
AUD	7,565,000	USD	5,666,887	Goldman Sachs International	6/03/16	(199,498)
CAD	2,445,000	JPY	211,022,888	HSBC Bank PLC	6/03/16	(41,219)
JPY	216,714,192	CAD	2,460,000	Northern Trust Co.	6/03/16	81,177
SEK	16,017,378	EUR	1,720,000	Morgan Stanley & Co. International PLC	6/03/16	6,487
USD	3,889,413	AUD	5,105,000	Goldman Sachs International	6/03/16	199,919
USD	1,952,667	AUD	2,670,000	HSBC Bank PLC	6/03/16	23,000
USD	5,665,871	AUD	7,625,000	Northern Trust Co.	6/03/16	155,119
USD	1,945,000	CAD	2,437,362	Citibank N.A.	6/03/16	86,350
USD	112,878	EUR	100,000	Citibank N.A.	6/06/16	1,599
USD	698,419	EUR	611,000	Morgan Stanley & Co. International PLC	6/06/16	18,506
USD	8,475,769	EUR	7,445,000	Morgan Stanley & Co. International PLC	6/06/16	191,067
USD	108,153	EUR	95,000	Morgan Stanley & Co. International PLC	6/06/16	2,438
USD	147,490	EUR	129,000	Morgan Stanley & Co. International PLC	6/06/16	3,941

26	BLACKROCK CORE BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	147,493	EUR	129,000	Morgan Stanley & Co. International PLC	6/06/16	$3,943
USD	62,891	EUR	55,000	Morgan Stanley & Co. International PLC	6/06/16	1,688
USD	114,083	EUR	101,000	Morgan Stanley & Co. International PLC	6/06/16	1,691
USD	1,393,173	EUR	1,228,000	Morgan Stanley & Co. International PLC	6/06/16	26,670
USD	113,343	EUR	100,000	Morgan Stanley & Co. International PLC	6/06/16	2,064
USD	165,119	EUR	145,000	Royal Bank of Scotland PLC	6/06/16	3,765
USD	113,255	EUR	100,000	Royal Bank of Scotland PLC	6/06/16	1,976
USD	138,831	GBP	96,000	Morgan Stanley & Co. International PLC	6/06/16	(213)
USD	82,244	GBP	57,000	Royal Bank of Scotland PLC	6/06/16	(313)
USD	1,122,851	GBP	778,000	Royal Bank of Scotland PLC	6/06/16	(3,983)
USD	11,944,450	GBP	8,171,000	State Street Bank and Trust Co.	6/06/16	109,797
AUD	2,660,000	NZD	2,900,068	JPMorgan Chase Bank N.A.	6/15/16	(39,291)
CAD	2,547,773	GBP	1,335,000	Citibank N.A.	6/15/16	9,112
EUR	845,000	ZAR	14,362,430	Citibank N.A.	6/15/16	29,128
GBP	1,335,000	CAD	2,558,267	Northern Trust Co.	6/15/16	(17,114)
GBP	1,350,000	NZD	2,899,151	Citibank N.A.	6/15/16	(4,820)
NZD	2,927,784	GBP	1,350,000	Citibank N.A.	6/15/16	24,180
USD	1,950,065	AUD	2,650,000	Morgan Stanley & Co. International PLC	6/15/16	35,717
ZAR	14,579,641	EUR	845,000	Morgan Stanley & Co. International PLC	6/15/16	(15,343)
AUD	5,114,457	GBP	2,655,000	Goldman Sachs International	6/30/16	(153,456)
AUD	5,427,568	GBP	2,665,000	Northern Trust Co.	6/30/16	58,127
GBP	1,966,143	AUD	3,881,284	BNP Paribas Securities Corp.	6/30/16	45,912
GBP	743,857	AUD	1,468,609	Goldman Sachs International	6/30/16	17,233
AUD	2,545,000	NOK	15,742,472	Royal Bank of Scotland PLC	7/01/16	(44,226)
NOK	12,765,658	AUD	2,129,116	Deutsche Bank AG	7/01/16	(11,327)
NOK	3,248,549	AUD	540,884	UBS AG	7/01/16	(2,215)
NOK	16,173,605	NZD	2,880,000	Bank of America N.A.	7/06/16	(12,133)
SEK	32,353,362	CHF	3,860,000	Northern Trust Co.	7/06/16	(5,293)
USD	961,453	EUR	861,000	Barclays Bank PLC	7/06/16	2,319
USD	10,455,381	EUR	9,363,000	Barclays Bank PLC	7/06/16	25,214
USD	98,110	EUR	88,000	HSBC Bank PLC	7/06/16	80
USD	1,269,724	GBP	867,000	Barclays Bank PLC	7/06/16	13,695
USD	11,777,533	GBP	8,042,000	Barclays Bank PLC	7/06/16	127,027
Total						$201,656

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price	Contracts	Value
U.S. 10 Year Note	Call	8/26/16	USD 131.50	53	$32,297
U.S. 10 Year Note	Put	7/22/16	USD 129.00	30	19,219
Total					$51,516

BLACKROCK CORE BOND TRUST	MAY 31, 2016	27

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.35%	Receive	3-Month LIBOR	11/17/16	USD	5,000	$42,168
5-Year Interest Rate Swap	Citibank N.A.	Call	1.39%	Receive	3-Month LIBOR	11/18/16	USD	5,000	46,090
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.25%	Receive	3-Month LIBOR	2/17/17	USD	3,000	153,862
2-Year Interest Rate Swap	Citibank N.A.	Call	1.55%	Receive	3-Month LIBOR	1/25/18	USD	40,000	360,532
10-Year Interest Rate Swap	Barclays Bank PLC	Call	1.65%	Receive	3-Month LIBOR	1/07/19	USD	4,920	164,801
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.65%	Receive	3-Month LIBOR	1/07/19	USD	4,920	164,801
30-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	2.47%	Receive	3-Month LIBOR	1/22/19	USD	650	85,407
10-Year Interest Rate Swap	Citibank N.A.	Call	1.50%	Receive	3-Month LIBOR	2/04/19	USD	5,000	145,946
30-Year Interest Rate Swap	Deutsche Bank AG	Call	3.12%	Receive	3-Month LIBOR	9/17/20	USD	800	185,049
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	3.12%	Receive	3-Month LIBOR	9/17/20	USD	800	185,049
30-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	2.40%	Receive	3-Month LIBOR	2/08/21	USD	670	94,054
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.42%	Receive	3-Month LIBOR	2/08/21	USD	670	95,462
30-Year Interest Rate Swap	Deutsche Bank AG	Call	2.40%	Receive	3-Month LIBOR	2/09/21	USD	1,000	140,415
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.50%	Receive	3-Month LIBOR	4/27/21	USD	1,070	163,061
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	3.03%	Receive	3-Month LIBOR	12/10/25	USD	2,000	192,542
10-Year Interest Rate Swap	Barclays Bank PLC	Call	2.83%	Receive	3-Month LIBOR	1/13/26	USD	2,000	174,498
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.30%	Pay	3-Month LIBOR	9/21/16	USD	4,020	894
30-Year Interest Rate Swap	UBS Securities LLC	Put	2.85%	Pay	3-Month LIBOR	10/14/16	USD	6,000	18,422
5-Year Interest Rate Swap	Deutsche Bank AG.	Put	1.35%	Pay	3-Month LIBOR	11/17/16	USD	5,000	60,031
5-Year Interest Rate Swap	Citibank N.A.	Put	1.39%	Pay	3-Month LIBOR	11/18/16	USD	5,000	55,532
30-Year Interest Rate Swap	Barclays Bank PLC	Put	2.40%	Pay	3-Month LIBOR	4/13/17	USD	2,650	114,956
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.65%	Pay	3-Month LIBOR	1/07/19	USD	4,920	37,937
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.65%	Pay	3-Month LIBOR	1/07/19	USD	4,920	37,937
30-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.47%	Pay	3-Month LIBOR	1/22/19	USD	650	57,808
10-Year Interest Rate Swap	Citibank N.A.	Put	3.00%	Pay	3-Month LIBOR	2/04/19	USD	5,000	87,764
30-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.55%	Pay	3-Month LIBOR	4/04/19	USD	3,600	306,251

28	BLACKROCK CORE BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Rate Swap	Deutsche Bank AG	Put	3.12%	Pay	3-Month LIBOR	9/17/20	USD	800	$49,405
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.12%	Pay	3-Month LIBOR	9/17/20	USD	800	49,405
10-Year Interest Rate Swap	Bank of America N.A.	Put	3.50%	Pay	3-Month LIBOR	2/01/21	USD	4,000	89,767
30-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.40%	Pay	3-Month LIBOR	2/08/21	USD	670	86,455
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.42%	Pay	3-Month LIBOR	2/08/21	USD	670	84,985
30-Year Interest Rate Swap	Deutsche Bank AG	Put	2.40%	Pay	3-Month LIBOR	2/09/21	USD	1,000	129,086
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.50%	Pay	3-Month LIBOR	4/27/21	USD	1,070	129,126
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.03%	Pay	3-Month LIBOR	12/10/25	USD	2,000	106,197
10-Year Interest Rate Swap	Barclays Bank PLC	Put	2.83%	Pay	3-Month LIBOR	1/13/26	USD	2,000	119,748
Total									$4,015,443

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
CAD Currency	Call	Barclays Bank PLC	6/01/16	JPY	87.25	CAD	9,935	$8
GBP Currency	Call	BNP Paribas Securities Corp.	6/28/16	AUD	2.03	GBP	5,410	100,052
AUD Currency	Call	Citibank N.A.	6/29/16	NOK	6.60	AUD	7,480	573
AUD Currency	Call	Deutsche Bank AG	6/2916	NOK	6.60	AUD	7,480	573
EUR Currency	Call	Deutsche Bank AG	7/29/16	USD	1.14	EUR	10,535	92,250
AUD Currency	Put	HSBC Bank PLC	6/01/16	USD	0.70	AUD	10,465	—
USD Currency	Put	BNP Paribas Securities Corp.	6/01/16	CAD	1.26	USD	7,760	—
NZD Currency	Put	HSBC Bank PLC	6/15/16	USD	0.68	NZD	28,045	228,633
AUD Currency	Put	UBS Securities LLC	6/29/16	NOK	5.85	AUD	14,960	30,783
EUR Currency	Put	Deutsche Bank AG	7/29/16	USD	1.09	EUR	10,530	84,825
Total								$537,697

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
U.S. 10 Year Note	Call	6/24/16	USD	133.00	53	$(2,484)
90-Day Euro Future	Call	12/19/16	USD	99.25	110	(11,688)
Total						$(14,172)

BLACKROCK CORE BOND TRUST	MAY 31, 2016	29

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	2.10%	Pay	3-Month LIBOR	12/05/16	USD	6,700	$(228,328)
5-Year Interest Rate Swap	Barclays Bank PLC	Call	0.01%	Pay	3-Month LIBOR	2/10/17	EUR	39,800	(213,409)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.50%	Pay	3-Month LIBOR	2/17/17	USD	4,500	(61,773)
5-Year Interest Rate Swap	Barclays Bank PLC	Call	0.01%	Pay	3-Month LIBOR	2/17/17	EUR	4,500	(24,458)
5-Year Interest Rate Swap	UBS AG	Call	0.01%	Pay	3-Month LIBOR	3/10/17	EUR	10,000	(56,195)
5-Year Interest Rate Swap	UBS AG	Call	0.10%	Pay	3-Month LIBOR	10/26/17	EUR	6,200	(56,522)
10-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	0.15%	Pay	3-Month LIBOR	12/04/17	EUR	10,000	(105,557)
2-Year Interest Rate Swap	Barclays Bank PLC	Call	1.05%	Pay	3-Month LIBOR	12/15/17	USD	39,800	(175,275)
2-Year Interest Rate Swap	Credit Suisse Securities (USA) LLC	Call	1.05%	Pay	3-Month LIBOR	12/18/17	USD	19,900	(88,036)
2-Year Interest Rate Swap	Barclays Bank PLC	Call	0.88%	Pay	3-Month LIBOR	1/08/18	USD	8,200	(28,519)
2-Year Interest Rate Swap	Citibank N.A.	Call	1.05%	Pay	3-Month LIBOR	1/25/18	USD	60,000	(276,463)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	0.70%	Pay	3-Month LIBOR	2/09/18	USD	11,000	(29,872)
2-Year Interest Rate Swap	Barclays Bank PLC	Call	0.90%	Pay	3-Month LIBOR	2/12/18	USD	17,600	(66,233)
5-Year Interest Rate Swap	Barclays Bank PLC	Call	0.25%	Pay	3-Month LIBOR	3/12/18	EUR	3,450	(46,071)
2-Year Interest Rate Swap	JP Morgan Chase Bank N.A.	Call	1.00%	Pay	3-Month LIBOR	3/16/18	USD	6,500	(29,350)
2-Year Interest Rate Swap	Goldman Sachs & Co.	Call	1.00%	Pay	3-Month LIBOR	3/19/18	USD	38,200	(173,621)
2-Year Interest Rate Swap	Goldman Sachs & Co.	Call	0.85%	Pay	3-Month LIBOR	4/06/18	USD	25,000	(94,760)
2-Year Interest Rate Swap	Goldman Sachs & Co.	Call	0.75%	Pay	3-Month LIBOR	4/12/18	USD	38,200	(123,394)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	0.90%	Pay	3-Month LIBOR	4/16/18	USD	38,800	(157,896)
2-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	0.85%	Pay	3-Month LIBOR	4/27/18	USD	15,000	(57,370)
2-Year Interest Rate Swap	Deutsche Bank AG	Call	0.90%	Pay	3-Month LIBOR	4/30/18	USD	17,100	(71,021)
10-Year Interest Rate Swap	Barclays Bank PLC	Call	2.50%	Pay	3-Month LIBOR	1/07/19	USD	4,100	(294,747)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.50%	Pay	3-Month LIBOR	1/07/19	USD	4,100	(294,747)
10-Year Interest Rate Swap	Citibank N.A.	Call	2.15%	Pay	3-Month LIBOR	2/04/19	USD	4,000	(215,149)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	0.75%	Receive	3-Month LIBOR	9/02/16	EUR	10,400	(180)

30	BLACKROCK CORE BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.45%	Receive	3-Month LIBOR	9/21/16	USD	16,900	$(2,307)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.00%	Receive	3-Month LIBOR	10/03/16	USD	1,000	(1,070)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.10%	Receive	3-Month LIBOR	12/05/16	USD	6,700	(11,231)
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.20%	Receive	3-Month LIBOR	1/09/17	USD	3,600	(6,342)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	0.50%	Receive	3-Month LIBOR	2/10/17	EUR	49,800	(82,865)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.50%	Receive	3-Month LIBOR	2/17/17	USD	3,000	(1,252)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	0.51%	Receive	3-Month LIBOR	2/17/17	EUR	6,000	(10,225)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	0.45%	Receive	3-Month LIBOR	2/23/17	EUR	12,100	(26,902)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	0.45%	Receive	3-Month LIBOR	2/23/17	EUR	14,200	(31,571)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	1.60%	Receive	3-Month LIBOR	4/13/17	USD	12,900	(152,105)
5-Year Interest Rate Swap	Goldman Sachs & Co.	Put	1.15%	Receive	3-Month LIBOR	9/11/17	EUR	10,800	(12,878)
5-Year Interest Rate Swap	Royal Bank of Scotland PLC	Put	1.10%	Receive	3-Month LIBOR	9/25/17	EUR	10,000	(14,622)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.20%	Receive	3-Month LIBOR	10/02/17	USD	1,200	(8,137)
5-Year Interest Rate Swap	Citibank N.A.	Put	0.50%	Receive	3-Month LIBOR	10/23/17	EUR	3,340	(21,948)
5-Year Interest Rate Swap	Citibank N.A.	Put	1.00%	Receive	3-Month LIBOR	10/23/17	EUR	6,670	(14,334)
5-Year Interest Rate Swap	UBS AG	Put	0.50%	Receive	3-Month LIBOR	10/26/17	EUR	6,200	(41,352)
5-Year Interest Rate Swap	UBS AG	Put	1.00%	Receive	3-Month LIBOR	10/26/17	EUR	12,300	(26,968)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	0.50%	Receive	3-Month LIBOR	10/30/17	EUR	7,000	(47,200)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.00%	Receive	3-Month LIBOR	10/30/17	EUR	14,000	(31,251)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	0.65%	Receive	3-Month LIBOR	12/04/17	EUR	10,000	(55,448)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	1.95%	Receive	3-Month LIBOR	12/15/17	USD	39,800	(114,685)
2-Year Interest Rate Swap	Credit Suisse International	Put	2.02%	Receive	3-Month LIBOR	12/18/17	USD	19,900	(51,906)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	1.88%	Receive	3-Month LIBOR	1/08/18	USD	8,200	(28,452)
5-Year Interest Rate Swap	UBS AG	Put	1.00%	Receive	3-Month LIBOR	1/08/18	EUR	7,200	(22,420)
2-Year Interest Rate Swap	Citibank N.A.	Put	2.30%	Receive	3-Month LIBOR	1/25/18	USD	20,000	(36,434)
2-Year Interest Rate Swap	Deutsche Bank AG.	Put	1.70%	Receive	3-Month LIBOR	2/09/18	USD	11,000	(54,932)

BLACKROCK CORE BOND TRUST	MAY 31, 2016	31

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Barclays Bank PLC	Put	1.90%	Receive	3-Month LIBOR	2/12/18	USD	17,600	$(65,225)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	0.75%	Receive	3-Month LIBOR	3/05/18	EUR	15,000	(93,228)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	0.35%	Receive	3-Month LIBOR	3/09/18	EUR	22,310	(294,983)
5-Year Interest Rate Swap	Barclays Bank PLC	Put	0.65%	Receive	3-Month LIBOR	3/12/18	EUR	3,450	(26,424)
2-Year Interest Rate Swap	JP Morgan Chase Bank N.A.	Put	2.00%	Receive	3-Month LIBOR	3/16/18	USD	6,500	(22,551)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.00%	Receive	3-Month LIBOR	3/19/18	USD	38,200	(133,822)
2-Year Interest Rate Swap	Goldman Sachs Bank USA .	Put	1.85%	Receive	3-Month LIBOR	3/29/18	USD	5,000	(22,509)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.85%	Receive	3-Month LIBOR	4/06/18	USD	25,000	(113,429)
2-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	1.75%	Receive	3-Month LIBOR	4/12/18	USD	38,200	(203,247)
2-Year Interest Rate Swap	Deutsche Bank AG	Put	1.70%	Receive	3-Month LIBOR	4/16/18	USD	38,800	(223,294)
2-Year Interest Rate Swap	JP Morgan Chase Bank N.A.	Put	1.75%	Receive	3-Month LIBOR	4/27/18	USD	15,000	(82,252)
2-Year Interest Rate Swap	Deutsche Bank AG	Put	1.90%	Receive	3-Month LIBOR	4/30/18	USD	17,100	(76,664)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	2.80%	Receive	3-Month LIBOR	1/07/19	USD	4,100	(87,300)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.80%	Receive	3-Month LIBOR	1/07/19	USD	4,100	(87,300)
10-Year Interest Rate Swap	Citibank N.A.	Put	2.35%	Receive	3-Month LIBOR	2/04/19	USD	4,000	(144,457)
2-Year Interest Rate Swap	Goldman Sachs International	Put	1.75%	Receive	3-Month LIBOR	4/04/19	USD	40,000	(363,863)
10-Year Interest Rate Swap	Bank of America N.A.	Put	5.50%	Receive	3-Month LIBOR	2/01/21	USD	10,000	(48,975)
Total									$(5,967,306)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
AUD Currency	Call	HSBC Bank PLC	6/01/16	USD	0.74	AUD	10,465	$(15)
AUD Currency	Call	UBS AG	6/29/16	NOK	6.60	AUD	14,960	(1,146)
NZD Currency	Call	UBS AG	7/22/16	NOK	5.93	NZD	28,040	(59,116)
NZD Currency	Put	HSBC Bank PLC	6/15/16	USD	0.65	NZD	56,090	(60,531)
NZD Currency	Put	UBS AG	7/22/16	NOK	5.36	NZD	28,040	(68,527)
Total								$(189,335)

32	BLACKROCK CORE BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.77%[1]	3-Month LIBOR	N/A	2/05/18	USD 107,000	$396,872
1.40%[1]	Overnight USD LIBOR	N/A	5/31/20	USD 10,590	(170,473)
1.48%[1]	Overnight USD LIBOR	N/A	5/31/20	USD 10,030	(192,241)
1.36%[1]	3-Month LIBOR	10/05/16[2]	11/30/20	USD 37,000	(47,265)
0.00%[3]	6-Month EURIBOR	6/10/16[2]	1/04/21	EUR 5,670	1,129
0.00%[1]	6-Month EURIBOR	N/A	5/12/21	EUR 1,800	1,590
0.00%[1]	6-Month EURIBOR	6/13/16[2]	6/13/21	EUR 3,400	1,544
1.55%[1]	3-Month LIBOR	9/30/16[2]	5/15/23	USD 12,600	—
1.57%[1]	3-Month LIBOR	9/30/16[2]	5/15/23	USD 12,400	—
0.40%[3]	6-Month EURIBOR	6/10/16[2]	2/15/25	EUR 6,370	(1,301)
0.42%[3]	6-Month EURIBOR	6/10/16[2]	2/15/25	EUR 3,140	3,622
1.73%[1]	3-Month LIBOR	N/A	5/03/26	USD 740	(13,803)
2.41%[1]	3-Month LIBOR	N/A	1/19/46	USD 300	(18,309)
2.33%[1]	3-Month LIBOR	N/A	1/25/46	USD 300	(12,959)
2.25%[1]	3-Month LIBOR	N/A	2/05/46	USD 400	(10,279)
2.06%[1]	3-Month LIBOR	N/A	2/12/46	USD 200	4,026
2.16%[1]	3-Month LIBOR	N/A	2/12/46	USD 500	(2,372)
2.04%[1]	3-Month LIBOR	N/A	2/16/46	USD 150	4,281
2.11%[1]	3-Month LIBOR	N/A	4/07/46	USD 300	2,745
2.26%[3]	3-Month LIBOR	N/A	4/27/46	USD 100	2,655
2.11%[1]	3-Month LIBOR	N/A	5/18/46	USD 150	1,098
Total					$(49,440)

[1] Trust pays a fixed rate and receives the floating rate.
[2] Forward swap.
[3] Trust pays a floating rate and receives the fixed rate.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD 1	$(5)	$4	$(9)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD 1	(4)	4	(8)
Total					$(9)	$8	$(17)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MetLife, Inc.	1.00%	Credit Suisse International	9/20/16	A-	USD 1,080	$4,984	$(6,322)	$11,306
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD 1,460	6,737	(7,744)	14,481
MetLife, Inc.	1.00%	Goldman Sachs Bank USA	9/20/16	A-	USD 1,000	4,614	(5,129)	9,743
MetLife, Inc.	1.00%	Morgan Stanley Capital Services LLC	9/20/16	A-	USD 550	2,538	(2,537)	5,075

BLACKROCK CORE BOND TRUST	MAY 31, 2016	33

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

OTC Credit Default Swaps — Sell Protection (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MetLife, Inc.	1.00%	Morgan Stanley Capital Services LLC	9/20/16	A-	USD 1,810	$8,352	$(9,414)	$17,766
MetLife, Inc.	1.00%	Citibank N.A.	12/20/16	A-	USD 595	3,994	(4,919)	8,913
MetLife, Inc.	1.00%	Citibank, N.A.	12/20/16	A-	USD 575	3,870	(5,154)	9,024
Markit CMBX North America, Series 8	3.00%	Barclays Bank PLC	10/17/57	NR	USD 5,000	(914,844)	(530,799)	(384,045)
Markit CMBX North America, Series 8	3.00%	Credit Suisse International	10/17/57	NR	USD 2,500	(457,422)	(262,213)	(195,209)
Total						$(1,337,177)	$(834,231)	$(502,946)

[1] Using Standard & Poor’s (“S&P’s”) rating of the issuer.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.0%[1]	3-Month LIBOR	JPMorgan Chase Bank N.A.	5/19/25	5/19/35	USD 5,000	$31,487
0.0%[1]	3-Month LIBOR	JPMorgan Chase Bank N.A.	5/21/25	5/21/35	USD 2,500	23,930
0.0%[1]	3-Month LIBOR	Citibank N.A	6/09/25	6/09/35	USD 1,500	14,856
0.0%[1]	3-Month LIBOR	Citibank N.A	6/09/25	6/09/35	USD 1,500	15,209
Total						$85,482

[1] Trust pays the floating rate and receives the fixed rate.
[2] Forward swap.

34	BLACKROCK CORE BOND TRUST	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$76,700,014	$11,050,536	$87,750,550
Common Stocks	—	136,501	—	136,501
Corporate Bonds	—	485,621,341	7,567,523	493,188,864
Floating Rate Loan Interests	—	7,845,809	51,417	7,897,226
Foreign Agency Obligations	—	23,112,186	—	23,112,186
Municipal Bonds	—	25,412,697	—	25,412,697
Non-Agency Mortgage-Backed Securities	—	111,647,460	—	111,647,460
Preferred Securities	$13,872,303	88,070,933	—	101,943,236
U.S. Government Sponsored Agency Securities	—	69,349,539	2	69,349,541
U.S. Treasury Obligations	—	144,104,500	—	144,104,500
Short-Term Securities:
Money Market Funds	12,939,392	—	—	12,939,392
Options Purchased	51,516	4,553,140	—	4,604,656

Total	$26,863,211	$1,036,554,120	$18,669,478	$1,082,086,809

BLACKROCK CORE BOND TRUST	MAY 31, 2016	35

Schedule of Investments (continued)	BlackRock Core Bond Trust (BHK)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$76,308	—	$76,308
Foreign currency contracts	—	1,308,941	—	1,308,941
Interest rate contract	$165,361	505,044	—	670,405
Liabilities:
Credit contracts	—	(579,271)	—	(579,271)
Foreign currency contracts	—	(1,107,285)	—	(1,107,285)
Interest rate contract	(167,581)	(6,625,643)	—	(6,793,224)

Total	$(2,220)	$(6,421,906)	—	$(6,424,126)

[1]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,082,621	—	—	$1,082,621
Cash pledged:
Collateral — OTC derivatives	5,600,000	—	—	5,600,000
Futures contracts	1,325,970	—	—	1,325,970
Centrally cleared swaps	1,493,940	—	—	1,493,940
Collateral — reverse repurchase agreements	1,194,000	—	—	1,194,000
Liabilities:
Bank overdraft	—	$(8,755)	—	(8,755)
Cash received:
Centrally cleared swaps	—	(520,000)	—	(520,000)
Collateral — reverse repurchase agreements	—	(422,000)	—	(422,000)
Reverse repurchase agreements	—	(307,829,048)	—	(307,829,048)

Total	$10,696,531	$(308,779,803)	—	$(298,083,272)

During the period ended May 31, 2016, there were no transfers between Level 1 and Level 2.

36	BLACKROCK CORE BOND TRUST	MAY 31, 2016

Schedule of Investments (concluded)	BlackRock Core Bond Trust (BHK)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Assets:	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	U.S Government Sponsored Agency Securities	Total
Opening balance, as of August 31, 2015	$22,613,310	$5,716,325	—	$8	$357	$28,330,000
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(6,308,800)	—	—	—	—	(6,308,800)
Accrued discounts/premiums	(146,931)	—	$755	—		(146,176)
Net realized gain (loss)	(353,091)	—	38	8	4	(353,041)
Net change in unrealized appreciation (depreciation)	2,059	250,521	7,640	(8)	(354)	259,858
Purchases	—	1,621,622	43,135	—	—	1,664,757
Sales	(4,756,011)	(20,945)	(151)	(8)	(5)	(4,777,120)

Closing balance, as of May 31, 2016	$11,050,536	$7,567,523	$51,417	—	$2	$18,669,478

Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2016[1]	$75,663	$250,521	$7,640	$(8)	$(354)	$333,463

[1]

Any difference between net change in unrealized appreciation (depreciation) on investments still held at May 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $1,326,579. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average
Assets:
Corporate Bonds	$7,567,523	Yield Analysis	Credit Spread[1]	162.0 - 256.0	—
			T-Bond Reference Rate[1]	1.66% - 2.50%	—
			Weighted Average Life[1]	6.21 - 24.17 years	—

[1]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease in value.

BLACKROCK CORE BOND TRUST	MAY 31, 2016	37

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date:	July 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Bond Trust

Date:	July 22, 2016